1933 Act Registration No. 2-74747
                                              1940 Act Registration No. 811-3313

    As filed with the Securities and Exchange Commission on November 26, 1999

================================================================================

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                         Pre-Effective Amendment No. ___    | |
                         Post-Effective Amendment No. 32    |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940          |X|

                                Amendment No. 32


                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 676-1924
              (Registrant's Telephone Number, including Area Code)

                                 JAMES R. FOGGO
              C/O SEI INVESTMENTS COMPANY, OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                             Christopher O. Petersen
                              U.S. Bank - MPFP2016
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

         It is proposed that this filing shall become effective (check appropriate box):

    |X| immediately upon filing pursuant to paragraph (b) of rule 485 | | on February 1, 1999 pursuant to paragraph (b) of rule 485
    | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on February 1, 1999 pursuant to paragraph (a)(1) of Rule 485 | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485

================================================================================

December 1, 1999


MONEY MARKET FUNDS
CLASS A, CLASS B AND CLASS C SHARES


Government Obligations Fund

Prime Obligations Fund

Tax Free Obligations Fund

Treasury Obligations Fund





FIRST AMERICAN
        FUNDS, INC.

PROSPECTUS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.



[LOGO] FIRST AMERICAN (R)
          THE POWER OF DISCIPLINED INVESTING(R)

TABLE OF
CONTENTS


--------------------------------------------------------------------------------
FUND SUMMARIES
--------------------------------------------------------------------------------
    Government Obligations Fund                                 2
--------------------------------------------------------------------------------
    Prime Obligations Fund                                      4
--------------------------------------------------------------------------------
    Tax Free Obligations Fund                                   6
--------------------------------------------------------------------------------
    Treasury Obligations Fund                                   8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
    Buying Shares                                              10
--------------------------------------------------------------------------------
    Selling Shares                                             13
--------------------------------------------------------------------------------
    Managing Your Investment                                   14
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
    Management                                                 16
--------------------------------------------------------------------------------
    More About The Funds                                       17
--------------------------------------------------------------------------------
    Financial Highlights                                       18
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                   Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION




This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


                            1   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

Information in the bar chart and the table is for the fund's Class Y shares, which are offered through another prospectus. Class A shares commenced operations on April 29, 1998. The classes will have substantially similar returns, because they are invested in the same portfolio of securities. However, Class A share returns will be lower because these shares have higher expenses.


                            2   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)             BEST QUARTER:
                                                          Quarter ending 3/31/91
[BAR CHART]                                               Total Return     1.53%
5.56%  3.34%  2.89%  4.00%  5.69%  5.13%  5.26%  5.15%
------------------------------------------------------    WORST QUARTER:
1991   1992   1993   1994   1995   1996   1997   1998     Quarter ending 6/30/93
                                                          Total Return     0.71%

AVERAGE ANNUAL TOTAL RETURNS          Inception                            Since
AS OF 12/31/98                             Date  One Year  Five Years  Inception
--------------------------------------------------------------------------------
Government Obligations Fund (Class Y)    3/1/90     5.15%       5.04%      4.92%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 3.46%.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                    0.25%
  Other Expenses                                                           0.17%
  TOTAL                                                                    0.82%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.07)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.75%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.77%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                   $   84
3 years                                                                  $  262
5 years                                                                  $  455
10 years                                                                 $1,014


                            3   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

FUND SUMMARIES
PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities;

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances);

o   commercial paper;

o   non-convertible corporate debt securities;

o   loan participation interests; and

o   repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. The table illustrates the fund's average annual total returns over different time periods. Because Class C shares have not been offered for a full calendar year, no performance information is presented in the table. Both the chart and the table assume that all distributions have been reinvested.


                            4   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

FUND SUMMARIES
PRIME OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)           BEST QUARTER:
                                                        Quarter ending: 12/31/97
[BAR CHART]                                             Total Return       1.29%
4.97%   5.12%   5.04%
-------------------------------------------------       WORST QUARTER:
1996    1997    1998                                    Quarter ending: 12/31/98
                                                        Total Return       1.18%

AVERAGE ANNUAL TOTAL RETURNS             Inception                         Since
AS OF 12/31/98                                Date       One Year      Inception
--------------------------------------------------------------------------------
Prime Obligations Fund (Class A)           1/21/95          5.04%          5.16%
Prime Obligations Fund (Class B)           1/23/95          4.28%          4.38%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 3.29%.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                            CLASS A     CLASS B      CLASS C
---------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  None        None         None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None    5.00%(2)     1.00%(2)

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------
  Management Fees                                             0.40%       0.40%        0.40%
  Distribution and Service (12b-1) Fees                       0.25%       1.00%        1.00%
  Other Expenses                                              0.22%       0.11%        0.11%
  TOTAL                                                       0.87%       1.51%        1.51%
---------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                   (0.07)%     (0.06)%      (0.06)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.80%       1.45%        1.45%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.81%, 1.45% AND 1.45%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Class B and Class C shares generally are available only in exchange for Class B or Class C shares, respectively, of another First American fund. The contingent deferred sales charge imposed when you sell your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original First American fund.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                 CLASS B          CLASS B          CLASS C         CLASS C
                                assuming      assuming no         assuming     assuming no
                              redemption       redemption       redemption      redemption
                               at end of        at end of        at end of       at end of
                CLASS A      each period      each period      each period     each period
------------------------------------------------------------------------------------------
  1 year          $   89          $  654           $  154           $  352          $  252
  3 years         $  278          $  877           $  477           $  572          $  572
  5 years         $  482          $1,024           $  824           $  915          $  915
  10 years        $1,073          $1,629           $1,629           $1,884          $1,884


                            5   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit and taxing power of the issuer, and

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


                            6   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)            BEST QUARTER:
                                                         Quarter ending: 6/30/98
[BAR CHART]                                              Total Return      0.77%
2.65%   2.87%   2.85%
-------------------------------------------------        WORST QUARTER:
1996    1997    1998                                     Quarter ending: 9/30/96
                                                         Total Return      0.63%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/98(2)                                 Date     One Year    Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)             1/9/95        2.85%        2.85%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 1.84%.

(2) Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market
    Fund.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                    0.25%
  Other Expenses                                                           0.17%
  TOTAL                                                                    0.82%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.08)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.74%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                   $   84
3 years                                                                  $  262
5 years                                                                  $  455
10 years                                                                 $1,014


                            7   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

FUND SUMMARIES
TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is designed to show you how performance of the fund's shares has varied from year to year. Because this fund was first offered in 1997, only one calendar year of performance information is presented. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


                            8   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

FUND SUMMARIES
TREASURY OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)           BEST QUARTER:
                                                        Quarter ending:  9/30/98
[BAR CHART]                                             Total Return       1.23%
4.84%
-------------------------------------------------       WORST QUARTER:
1998                                                    Quarter ending: 12/31/98
                                                        Total Return       1.09%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/98                                    Date     One Year    Inception
--------------------------------------------------------------------------------
Treasury Obligations Fund (Class A)            11/3/97        4.84%        4.87%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 3.19%.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASE                           None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                    0.25%
  Other Expenses                                                           0.11%
  TOTAL                                                                    0.76%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.06)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.70%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                     $ 78
3 years                                                                    $243
5 years                                                                    $422
10 years                                                                   $942


                            9   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

POLICIES & SERVICES
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.


--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All funds in this prospectus offer Class A shares. Prime Obligations Fund also offers Class B and Class C shares.

Each class has its own cost structure. Class B and Class C shares are available only in exchange for Class B or Class C shares, respectively, of another First American fund or to set up a systematic exchange program to purchase Class B or Class C shares of other First American funds.

CLASS A SHARES
Class A shares are offered at net asset value with no front-end or contingent deferred sales charge. Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge, orders for Class B shares for $250,000 or more (and Class C shares for $1 million or more) normally will be treated as orders for Class A shares.

CLASS B SHARES
Prime Obligations Fund Class B shares are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. See "Managing Your Investment -- Systematic Exchange Program."

Class B shares have no front-end sales charge, however they do have:

o higher annual expenses than Class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)
o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.
o automatic conversion to Class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES
Prime Obligations Fund Class C shares are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Class C shares of the other First American funds have a front-end sales charge. You pay no front-end sales charge when you exchange other First American fund Class C shares for Prime Obligations Fund Class C shares. However, Prime Obligations Fund Class C shares:

o are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.
o have higher annual expenses than Class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)
o   do not convert to Class A shares.

Because Class C shares do not convert to Class A shares, they will continue to have higher annual expenses than Class A shares for as long as you hold them.


--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                         12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                              0.25% of average daily net assets
Class B shares                              1% of average daily net assets
Class C shares                              1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee, and the rest is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's Class A, Class B and Class C share average daily net assets attributable to shares sold through such institutions. For Class B shares, the institution does not begin to receive its annual fee until one year after the shares are sold. The funds' distributor also pays institutions which sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions out of its own assets, in exchange for sales and/or administrative services performed on behalf of the institution's customers.


--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange and federally chartered banks are open. As discussed below, your order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central

                            10  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

CLASS A SHARES
Your purchase price for Class A shares is their net asset value. You pay no front-end or contingent deferred sales charge.

CLASS B SHARES
Prime Obligations Fund Class B shares are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. See "Managing Your Investment -- Systematic Exchange Program."

Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of the date you purchased the original First American fund shares, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to brokers and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your original First American fund shares when they were purchased or on the value of the Prime Obligations Fund Class B shares at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Year since purchase of original                              CDSC as a % of the
First American fund shares                                  value of your shares
--------------------------------------------------------------------------------
First                                                               5%
Second                                                              5%
Third                                                               4%
Fourth                                                              3%
Fifth                                                               2%
Sixth                                                               1%
Seventh                                                             0%
Eighth                                                              0%

Your Class B shares will automatically convert to Class A shares eight years after the first day of the month you purchased the original First American fund shares. For example, if you purchase Class B shares of one of the First American funds on June 15, 2000, and later exchange them for Prime Obligations Fund Class B shares, the Prime Obligations Fund shares will convert to Class A shares on June 1, 2008.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.
o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

CLASS C SHARES
Prime Obligations Fund Class C shares are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. When you purchase Prime Obligations Fund Class C shares in order to establish a systematic exchange program, you do not pay a sales charge. However, when you exchange these shares for Class C shares of another First American fund, you pay a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). In addition, the funds' distributor pays a sales commission of 1.00% of the amount you invested to brokers and financial institutions which sell Class C shares. You pay no front-end sales charge when you exchange other First American fund Class C shares for Prime Obligations Fund Class C shares. However, if you redeem your shares within 18 months of the date you purchased the original First American fund shares, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of the original First American fund shares at the time of purchase or the Prime Obligations Fund Class C shares at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

The distributor receives any CDSC imposed when you sell your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

                            11  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day when the New York Stock Exchange and federally chartered banks are open, however purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the net asset value determined on the day your purchase order is processed. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE
You may purchase shares by calling your broker or financial institution, if they have a sales agreement with the funds' distributor. In order for shares to be purchased at that day's price, your broker or financial institution must transmit orders to the funds by 11:30 a.m. Central time for Tax Free Obligations Fund and 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. Your broker or financial institution will specify the time by which they must receive your purchase order to assure same day processing.

Some financial institutions may charge a fee for helping you purchase shares. Contact your broker or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION, MINNEAPOLIS, MN
ABA NUMBER 091000022

FOR CREDIT TO: DST SYSTEMS, INC.:
ACCOUNT NUMBER 160234580266

FOR FURTHER CREDIT TO (INVESTOR NAME, FUND NAME AND ACCOUNT NUMBER)

BY MAIL
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o   All purchases must be made in U.S. dollars.
o   THIRD-PARTY CHECKS, CREDIT CARDS, CREDIT CARD CHECKS AND CASH ARE NOT
    ACCEPTED.
o If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.


--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY


To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more ($25 for retirement plans and UGMA/UTMA accounts) automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your broker or financial institution or by calling 1-800-637-2548.


                            12  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

POLICIES & SERVICE
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange (NYSE) and federally chartered banks are open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the net asset value determined on the day your redemption is processed, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

If the fund receives a redemption request, payment will generally be made the same day by transfer of federal funds the same day. Otherwise, payment will generally be made on the next business day.

BY PHONE
If you purchased shares through a broker or financial institution, simply call them to sell your shares. Your broker or financial institution must transmit redemption requests to the funds by 11:30 a.m. Central time for Tax Free Obligations Fund and 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund in order for redemptions to be processed on that day. Your broker or financial institution will specify the time by which they must receive your redemption request to assure same day processing. Contact your broker or financial institution directly for more information.

If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548 before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. Calls received after these times will be processed the following business day. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

BY MAIL
To sell shares by mail, send a written request to your broker or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

Your request should include the following information:

o   name of the fund;
o   account number;
o   dollar amount or number of shares redeemed;
o   name on the account; and
o   signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.
o you would like the check mailed to an address other than the address on the funds' records.
o   your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

BY CHECKING ACCOUNT
Check writing privileges are available for Class A shares of Prime Obligations Fund. You may sign up for check writing privileges when you complete a new account form, or by calling your broker, financial institution or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. Call 1-800-637-2548 for more information.

Please note that you may not use a check to close your account.


--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your broker or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities. In addition, it may not be in your best interest to make systematic withdrawals of Class B or Class C shares, since these withdrawals may be subject to a CDSC.


--------------------------------------------------------------------------------
    ACCOUNTS WITH LOW BALANCES

    Except for retirement plans and UGMA/ UTMA accounts, if your account balance falls below $500 as a result of selling or exchanging shares, you may receive written notice and be given 30 days to re-establish the minimum balance. If you do not, the fund may close your account and send you the proceeds, less any applicable contingent deferred sales charge, or deduct a $25 annual fee in December of each year if your account balance at that time is below $500.

                            13  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
SYSTEMATIC EXCHANGE PROGRAM

You may make automatic monthly exchanges of your Class A, Class B or Class C shares for the same Class of shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as "dollar cost averaging," may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of Class A, Class B or Class C shares equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Class A, Class B or Class C shares that you specify will then be exchanged for shares of the other First American fund within the same class. Exchanges of Class A and Class C shares will be subject to the applicable sales charge imposed by the First American fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of First American fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the First American fund into which you plan to exchange for more information.) Exchanges of Prime Obligations Fund Class B or Class C shares will not be subject to a CDSC. See "Exchanging Shares," below. However, if you redeem the Prime Obligations Fund Class B or Class C shares in your account, rather than exchange them, they will be subject to a CDSC.

You may set up a systematic exchange program through your broker or financial institution, or by calling 1-800-637-2548.


--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

You may exchange your shares only for shares of the same class of the other First American fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A or Class C shares for another First American fund of the same class, you will have to pay the sales charge imposed by the fund, unless your money market fund shares were originally issued in exchange for shares of a First American fund that had a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE
You may exchange shares by calling your broker, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 11:30 a.m. Central time for Tax Free Obligations Fund and before 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, or by an earlier time specified by your broker or financial institution, in order for shares to be exchanged the same day.

BY MAIL
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.


--------------------------------------------------------------------------------
    TELEPHONE TRANSACTIONS

    You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form. The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine.

    The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

    It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.


                            14  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

POLICIES & SERVICES
MANAGING YOUR INVESTMENT (CONTINUED)

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund, your broker or your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.


                            15  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $32 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal year, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:
                                                                    ADVISORY FEE
                                                                       AS A % OF
                                                                   AVERAGE DAILY
                                                                      NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                                                0.33%

PRIME OBLIGATIONS FUND                                                     0.34%

TAX FREE OBLIGATIONS FUND                                                  0.33%

TREASURY OBLIGATIONS FUND                                                  0.34%
--------------------------------------------------------------------------------

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center 180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR*
U.S. Bank National Association
U.S. Bank Place
601 Second Avenue South
Minneapolis, Minnesota 55402

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

*Effective January 1, 2000.

--------------------------------------------------------------------------------
ADDITIONAL COMPENSATION

U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATIVE SERVICES. U.S. Bank provides or compensates others to provide administrative services to the funds including general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. The funds pay U.S. Bank an asset-based monthly fee equal, on an annual basis, to 0.07% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.055% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the fund's income from these securities lending transactions.

BROKERAGE TRANSACTIONS. The funds purchase most of their portfolio securities directly from the issuer or from an underwriter or market maker, and not from a broker acting as agent. However, the funds may from time to time use brokers when buying portfolio securities. The funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn annual shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.

                            16  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1- 800-637-2548.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by U.S. Bank.

INVESTMENT APPROACH
Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.


--------------------------------------------------------------------------------
YEAR 2000 ISSUES

Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.


                            17  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A shares of each fund and the Class B and Class C shares of Prime Obligations Fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

GOVERNMENT OBLIGATIONS FUND

                                                        Fiscal year ended      Fiscal period ended
CLASS A SHARES                                          September 30, 1999     September 30, 1998(1)
=---------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $  1.00                $ 1.00
Net Investment Income                                            0.04                  0.02
Dividends (from Net Investment Income)                          (0.04)                (0.02)
                                                            ----------------------------------
Net Asset Value, End of Period                                $  1.00                $ 1.00
                                                            ==================================
Total Return                                                     4.36%                 2.10%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                              $435,227              $325,024
Ratio of Expenses to Average Net Assets                          0.75%                 0.70%(2)
Ratio of Net Investment Income to Average
 Net Assets                                                      4.28%                 4.93%(2)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                             0.82%                 0.76%(2)
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                             4.21%                 4.87%(2)
---------------------------------------------------------------------------------------------------

(1) Class A shares have been offered since April 29, 1998.

(2) Annualized.

                            18  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

PRIME OBLIGATIONS FUND

                                                                      Fiscal year/period ended September 30,
CLASS A SHARES                                             1999           1998          1997         1996       1995(1)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                    $    1.00      $    1.00      $  1.00      $  1.00      $ 1.00
Net Investment Income                                        0.04           0.05         0.05         0.05        0.04
Dividends (from Net Investment Income)                      (0.04)         (0.05)       (0.05)       (0.05)      (0.04)
                                                      ------------------------------------------------------------------
Net Asset Value, End of Period                          $    1.00      $    1.00      $  1.00      $  1.00      $ 1.00
                                                      ==================================================================
Total Return                                                 4.51%          5.15%        5.06%        5.08%       3.84%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                        $4,170,881     $3,699,197     $218,261     $135,146     $96,083
Ratio of Expenses to Average
 Net Assets                                                  0.80%          0.70%        0.70%        0.70%       0.70%(3)
Ratio of Net Investment Income to Average
 Net Assets                                                  4.42%          5.00%        4.95%        4.94%       5.43%(3)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                         0.87%          0.79%        0.77%        0.79%       0.82%(3)
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                         4.35%          4.91%        4.88%        4.85%       5.31%(3)
--------------------------------------------------------------------------------------------------------------------------

                                                      Fiscal year/period ended September 30,
CLASS B SHARES                                1999        1998        1997        1996         1995(2)
--------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period        $  1.00     $  1.00      $ 1.00      $ 1.00       $ 1.00
Net Investment Income                          0.04        0.04        0.04        0.04         0.03
Dividends (from Net Investment Income)        (0.04)      (0.04)      (0.04)      (0.04)       (0.03)
                                          ------------------------------------------------------------
Net Asset Value, End of Period              $  1.00     $  1.00      $ 1.00      $ 1.00       $ 1.00
                                          ============================================================
Total Return                                   3.85%       4.37%       4.27%       4.29%        3.28%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)             $ 4,007     $ 2,397     $ 2,018     $ 1,763      $    14
Ratio of Expenses to Average Net Assets        1.45%       1.45%       1.45%       1.45%        1.45%(3)
Ratio of Net Investment Income to Average
 Net Assets                                    3.78%       4.29%       4.17%       4.15%        4.70%(3)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                           1.51%       1.53%       1.52%       1.54%        1.57%(3)
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                3.72%       4.21%       4.10%       4.06%        4.58%(3)
--------------------------------------------------------------------------------------------------------

(1) Class A shares have been offered since January 21, 1995.

(2) Class B shares have been offered since January 23, 1995.

(3) Annualized.

                                                                  Fiscal period ended
CLASS C SHARES                                                   September 30, 1999(1)
--------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                   $ 1.00
Net Investment Income                                                    0.02
Dividends (from Net Investment Income)                                  (0.02)
                                                                     -----------
Net Asset Value, End of Period                                         $ 1.00
                                                                     ===========
Total Return                                                             2.47%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                        $  341
Ratio of Expenses to Average Net Assets                                  1.45%(2)
Ratio of Net Investment Income to Average Net Assets                     3.75%(2)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                                     1.51%(2)
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                     3.69%(2)
-------------------------------------------------------------------------------------

(1) Class C shares have been offered since February 1, 1999.

(2) Annualized.


                            19  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

TAX FREE OBLIGATIONS FUND(1)

                                             Fiscal year    Fiscal period   Fiscal period
                                                ended           ended           ended
                                            September 30,   September 30,   November 30,        Fiscal year ended July 31
CLASS A SHARES                                  1999            1998           1997          1997        1996        1995(2)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $  1.00          $ 1.00         $ 1.00        $ 1.00      $ 1.00      $ 1.00
Net Investment Income                            0.03            0.02           0.01          0.03        0.03        0.02
Dividends (from Net Investment Income)          (0.03)          (0.02)         (0.01)        (0.03)      (0.03)      (0.02)
Net Asset Value, End of Period                $  1.00          $ 1.00         $ 1.00        $ 1.00      $ 1.00      $ 1.00
                                            ================================================================================
Total Return                                     2.51%           2.45%          0.96%         2.76%       2.81%       1.66%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period(000)               $268,626        $247,154        $28,662       $31,668     $30,143     $33,569
Ratio of Expenses to Average Net Assets          0.74%           0.70%(3)       0.89%(3)      0.88%       0.89%       1.00%(3)
Ratio of Net Investment Income to Average
 Net Assets                                      2.47%           2.84%(3)       2.83%(3)      2.73%       2.78%       2.98%(3)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                             0.82%           0.83%(3)       1.23%(3)      1.23%       1.25%       1.36%(3)
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                  2.39%           2.71%(3)       2.49%(3)      2.38%       2.42%       2.62%(3)
------------------------------------------------------------------------------------------------------------------------------

(1) The financial highlights for Tax Free Obligations Fund include the historical financial highlights of the Qualivest Tax-Free Money Market Fund. The assets of Qualivest Tax-Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997.

(2) Class A shares have been offered since January 9, 1995.

(3) Annualized.


TREASURY OBLIGATIONS FUND

                                               Fiscal year ended     Fiscal period ended
CLASS A SHARES                                September 30, 1999     September 30, 1998(1)
-----------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $ 1.00                 $ 1.00
Net Investment Income                                0.04                   0.05
Dividends (from Net Investment Income)              (0.04)                 (0.05)
                                                 ----------------------------------
Net Asset Value, End of Period                     $ 1.00                 $ 1.00
                                                 ==================================
Total Return                                         4.31%                  4.54%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $23,496               $101,749
Ratio of Expenses to Average Net Assets              0.70%                  0.70%(2)
Ratio of Net Investment Income to Average
 Net Assets                                          4.24%                  4.88%(2)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 0.76%                  0.76%(2)
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                      4.18%                  4.82%(2)
-----------------------------------------------------------------------------------------

(1) Class A shares have been offered since November 3, 1997.

(2) Annualized.


                            20  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                             CLASS A, CLASS B AND CLASS C SHARES

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or down-loaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-3313




FAF-1901 (11/1999)R

December 1, 1999


MONEY MARKET FUNDS
CLASS Y SHARES


Government Obligations Fund

Prime Obligations Fund

Tax Free Obligations Fund

Treasury Obligations Fund





FIRST AMERICAN
        FUNDS, INC.

PROSPECTUS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.



[LOGO] FIRST AMERICAN(R)
          THE POWER OF DISCIPLINED INVESTING(R)

TABLE OF
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
   Government Obligations Fund                                     2
--------------------------------------------------------------------------------
   Prime Obligations Fund                                          4
--------------------------------------------------------------------------------
   Tax Free Obligations Fund                                       6
--------------------------------------------------------------------------------
   Treasury Obligations Fund                                       8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
   Buying and Selling Shares                                      10
--------------------------------------------------------------------------------
   Managing Your Investment                                       11
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
   Management                                                     12
--------------------------------------------------------------------------------
   More About The Funds                                           13
--------------------------------------------------------------------------------
   Financial Highlights                                           14
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                      Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION




This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


                              1   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


                               2  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)            BEST QUARTER:
                                                         Quarter ending: 3/31/91
                                                         Total Return:     1.53%

                                                         WORST QUARTER:
                                                         Quarter ending: 6/30/93
[BAR CHART]                                              Total Return:     0.71%
5.56%   3.34%   2.89%   4.00%   5.69%   5.13%   5.26%   5.15%
-------------------------------------------------------------
1991    1992    1993    1994    1995    1996    1997    1998

AVERAGE ANNUAL TOTAL RETURNS    Inception                                  Since
AS OF 12/31/98                       Date    One Year    Five Years    Inception
--------------------------------------------------------------------------------
Government Obligations Fund        3/1/90       5.15%         5.04%        4.92%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 3.46%


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.12%
  TOTAL                                                                    0.52%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.07)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.45%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                     $ 53
3 years                                                                    $167
5 years                                                                    $291
10 years                                                                   $653


                              3   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

FUND SUMMARIES
PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities;

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances);

o   commercial paper;

o   non-convertible corporate debt securities;

o   loan participation interests; and

o   repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


                              4   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

FUND SUMMARIES
PRIME OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)            BEST QUARTER:
                                                         Quarter ending: 3/31/91
                                                         Total Return      1.65%

                                                         WORST QUARTER:
                                                         Quarter ending: 6/30/93
[BAR CHART]                                              Total Return      0.73%
5.86%   3.54%   2.99%   4.08%   5.78%   5.23%   5.39%   5.32%
-------------------------------------------------------------
1991    1992    1993    1994    1995    1996    1997    1998

AVERAGE ANNUAL TOTAL RETURNS     Inception                                 Since
AS OF 12/31/98                        Date    One Year    Five Years   Inception
--------------------------------------------------------------------------------
Prime Obligations Fund              3/1/90       5.32%         5.16%       5.09%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 3.58%.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                               None

  MAXIMUM DEFERRED SALES CHARGE (LOAD) PROCEEDS, WHICHEVER IS LESS          None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.11%
  TOTAL                                                                    0.51%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.06)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.45%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                     $ 52
3 years                                                                    $164
5 years                                                                    $285
10 years                                                                   $640


                              5   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit and taxing power of the issuer; and

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


                              6   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)            BEST QUARTER:
                                                         Quarter ending: 6/30/97
[BAR CHART]                                              Total Return      0.85%
3.06%     3.26%     3.12%
------------------------------------------------         WORST QUARTER:
1996      1997      1998                                 Quarter ending: 3/31/97
                                                         Total Return      0.73%

AVERAGE ANNUAL TOTAL RETURNS          Inception                            Since
AS OF 12/31/98(2)                          Date         One Year       Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund                1/9/95            3.12%           3.22%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 2.07%.

(2) Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market
    Fund.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                               None

  MAXIMUM DEFERRED SALES CHARGE (LOAD) PROCEEDS, WHICHEVER IS LESS          None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.12%
  TOTAL                                                                    0.52%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.07)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.45%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                     $ 53
3 years                                                                    $167
5 years                                                                    $291
10 years                                                                   $653


                              7   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

FUND SUMMARIES
TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


                              8   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

FUND SUMMARIES
TREASURY OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)           BEST QUARTER:
                                                        Quarter ending: 12/31/97
[BAR CHART]                                             Total Return       1.31%
5.05%     5.20%     5.10%
------------------------------------------------        WORST QUARTER:
1996      1997      1998                                Quarter ending: 12/31/98
                                                        Total Return       1.15%

AVERAGE ANNUAL TOTAL RETURNS              Inception                        Since
AS OF 12/31/98                                 Date      One Year      Inception
--------------------------------------------------------------------------------
Treasury Obligations Fund                   1/24/95         5.10%          5.23%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 3.38%.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.11%
  TOTAL                                                                    0.51%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.06)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.45%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                      $ 52
3 years                                                                     $164
5 years                                                                     $285
10 years                                                                    $640


                              9   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class Y shares, contact your financial institution.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange and federally chartered banks are open. As discussed below, your order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.


--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold only on days when both the New York Stock Exchange and federally chartered banks are open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive purchase orders or redemption requests by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds' custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.


--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


                              10  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers and, on an annual basis, the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund or your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.


                              11  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $32 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                                                    ADVISORY FEE
                                                                       AS A % OF
                                                                   AVERAGE DAILY
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Government Obligations Fund                                                0.33%

Prime Obligations Fund                                                     0.34%

Tax Free Obligations Fund                                                  0.33%

Treasury Obligations Fund                                                  0.34%
--------------------------------------------------------------------------------

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR*
U.S. Bank National Association
U.S. Bank Place
601 Second Avenue South
Minneapolis, Minnesota 55402

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


*Effective January 1, 2000.


ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATIVE SERVICES. U.S. Bank provides or compensates others to provide administrative services to the funds including general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. The funds pay U.S. Bank an asset-based monthly fee equal, on an annual basis, to 0.07% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.055% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the fund's income from these securities lending transactions.

BROKERAGE TRANSACTIONS. The funds purchase most of their portfolio securities directly from the issuer or from an underwriter or market maker, and not from a broker acting as agent. However, the funds may from time to time use brokers when buying portfolio securities. The funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

Sales of Fund Shares. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray, Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the Funds' distributor to sell Fund shares and will earn annual shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.


                              12  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by U.S. Bank.

INVESTMENT APPROACH
Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
YEAR 2000 ISSUES

Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.


                              13  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before September 30, 1998, has been audited by other auditors.

GOVERNMENT OBLIGATIONS FUND

                                                                         Fiscal year ended September 30,
                                                           1999          1998          1997         1996         1995
 ----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $   1.00     $     1.00     $   1.00     $   1.00     $   1.00
Net Investment Income                                        0.05           0.05         0.05         0.05         0.05
Dividends (from Net Investment Income)                      (0.05)         (0.05)       (0.05)       (0.05)       (0.05)
                                                        ---------------------------------------------------------------
Net Asset Value, End of Period                           $   1.00     $     1.00     $   1.00     $   1.00     $   1.00
                                                        ===============================================================
Total Return                                                 4.67%          5.30%        5.20%        5.24%        5.55%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $938,897     $1,000,043     $946,196     $777,594     $551,286
Ratio of Expenses to Average Net Assets                      0.45%          0.45%        0.45%        0.45%        0.45%
Ratio of Net Investment Income to Average Net Assets         4.57%          5.18%        5.07%        5.10%        5.44%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                         0.52%          0.52%        0.52%        0.54%        0.60%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                         4.50%          5.11%        5.00%        5.01%        5.29%
 ----------------------------------------------------------------------------------------------------------------------


PRIME OBLIGATIONS FUND

                                                                            Fiscal year ended September 30,
                                                            1999          1998            1997           1996          1995
 -----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                   $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
Net Investment Income                                        0.05            0.05           0.05           0.05           0.06
Dividends (from Net Investment Income)                      (0.05)          (0.05)         (0.05)         (0.05)         (0.06)
                                                     -------------------------------------------------------------------------
Net Asset Value, End of Period                         $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                                     =========================================================================
Total Return                                                 4.89%           5.42%          5.32%          5.34%          5.64%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                        $6,228,207      $5,445,685     $3,615,873     $3,166,213     $2,911,055
Ratio of Expenses to Average Net Assets                      0.45%           0.45%          0.45%          0.45%          0.45%
Ratio of Net Investment Income to Average Net Assets         4.78%           5.28%          5.19%          5.20%          5.53%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                         0.51%           0.53%          0.52%          0.54%          0.60%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                         4.72%           5.20%          5.12%          5.11%          5.38%
------------------------------------------------------------------------------------------------------------------------------


                              14  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

TAX FREE OBLIGATIONS FUND(1)

                                               Fiscal year      Fiscal period    Fiscal period
                                                  ended             ended            ended
                                              September 30,     September 30,     November 30,       Fiscal year ended July 31,
                                                  1999              1998              1997          1997       1996     1995(2)
 ------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   1.00          $   1.00          $  1.00        $ 1.00     $ 1.00     $ 1.00
Net Investment Income                               0.03              0.03             0.01          0.03       0.03       0.02
Dividends (from Net Investment Income)             (0.03)            (0.03)           (0.01)        (0.03)     (0.03)     (0.02)
                                              ---------------------------------------------------------------------------------
Net Asset Value, End of Period                  $   1.00          $   1.00          $  1.00        $ 1.00     $ 1.00     $ 1.00
                                              =================================================================================
Total Return                                        2.82%             2.67%            1.08%         3.17%      3.22%      1.88%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $338,490          $272,995          $10,703        $9,137     $3,895     $1,264
Ratio of Expenses to Average Net Assets             0.45%             0.45%(3)         0.64%(3)      0.48%      0.41%      0.59%(3)
Ratio of Net Investment Income to Average
 Net Assets                                         2.75%             3.13%(3)         3.09%(3)      3.13%      2.92%      3.38%(3)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.52%             0.58%(3)         0.97%(3)      0.83%      0.79%      0.94%(3)
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                     2.68%             3.00%(3)         2.76%(3)      2.78%      2.54%      3.03%(3)
 ------------------------------------------------------------------------------------------------------------------------------

(1) The financial highlights for Tax Free Obligations Fund include the historical financial highlights of the Qualivest Tax-Free Money Market Fund. The assets of Qualivest Tax-Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997.

(2) Class Y shares have been offered since January 9, 1995.

(3) Annualized.


TREASURY OBLIGATIONS FUND

                                                                         Fiscal year ended September 30,
                                                            1999           1998          1997         1996       1995(1)
 ------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $     1.00     $     1.00     $   1.00     $   1.00     $   1.00
Net Investment Income                                          0.05           0.05         0.05         0.05         0.04
Dividends (from Net Investment Income)                        (0.05)         (0.05)       (0.05)       (0.05)       (0.04)
                                                       ------------------------------------------------------------------
Net Asset Value, End of Period                           $     1.00     $     1.00     $   1.00     $   1.00     $   1.00
                                                       ==================================================================
Total Return                                                   4.57%          5.26%        5.14%        5.15%        3.83%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $2,620,803     $1,803,608     $897,797     $317,392     $117,171
Ratio of Expenses to Average Net Assets                        0.45%          0.45%        0.45%        0.45%        0.45%(2)
Ratio of Net Investment Income to Average Net Assets           4.49%          5.13%        5.03%        5.00%        5.50%(2)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                           0.51%          0.51%        0.53%        0.55%        0.55%(2)
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                           4.43%          5.07%        4.95%        4.90%        5.40%(2)
 ------------------------------------------------------------------------------------------------------------------------

(1) Class Y shares have been offered since January 24, 1995.

(2) Annualized.

                              15  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS Y SHARES

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or down-loaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-3313




FAF-1902 (11/1999)Y

DECEMBER 1, 1999


MONEY MARKET FUNDS
CLASS D SHARES


Government Obligations Fund

Prime Obligations Fund

Tax Free Obligations Fund

Treasury Obligations Fund





FIRST AMERICAN
        FUNDS, INC.

PROSPECTUS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.



[LOGO] FIRST AMERICAN(R)
          THE POWER OF DISCIPLINED INVESTING(R)

TABLE OF
CONTENTS

FUND SUMMARIES
--------------------------------------------------------------------------------
   Government Obligations Fund                              2
--------------------------------------------------------------------------------
   Prime Obligations Fund                                   4
--------------------------------------------------------------------------------
   Tax Free Obligations Fund                                6
--------------------------------------------------------------------------------
   Treasury Obligations Fund                                8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
   Buying and Selling Shares                               10
--------------------------------------------------------------------------------
   Managing Your Investment                                11
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
   Management                                              12
--------------------------------------------------------------------------------
   More About The Funds                                    13
--------------------------------------------------------------------------------
   Financial Highlights                                    14
--------------------------------------------------------------------------------
FOR MORE INFORMATION                               Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION





This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


                              1   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


                              2   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)           BEST QUARTER:
                                                        Quarter ending: 12/31/97
[BAR CHART]                                             Total Return       1.28%
4.97%  5.10%   4.99%
------------------------------------------------        WORST QUARTER:
1996   1997    1998                                     Quarter ending: 12/31/98
                                                        Total Return       1.14%

AVERAGE ANNUAL TOTAL RETURNS        Inception                              Since
AS OF 12/31/98                           Date         One Year         Inception
--------------------------------------------------------------------------------
Government Obligations Fund           1/21/95            4.99%             5.14%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 3.34%.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                    0.15%
  Other Expenses                                                           0.12%
  TOTAL                                                                    0.67%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.07)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.60%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                     $ 68
3 years                                                                    $214
5 years                                                                    $373
10 years                                                                   $835


                              3   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

FUND SUMMARIES
PRIME OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.


-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities;

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances);

o   commercial paper;

o   non-convertible corporate debt securities;

o   loan participation interests; and

o   repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


                              4   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

FUND SUMMARIES
PRIME OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)           BEST QUARTER:
                                                        Quarter ending: 12/31/97
[BAR CHART]                                             Total Return       1.32%
5.08%     5.23%    5.17%
------------------------------------------------        WORST QUARTER:
1996      1997     1998                                 Quarter ending: 12/31/98
                                                        Total Return       1.23%

AVERAGE ANNUAL TOTAL RETURNS         Inception                             Since
AS OF 12/31/98                            Date         One Year        Inception
--------------------------------------------------------------------------------
Prime Obligations Fund                 1/24/95            5.17%            5.27%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 3.46%.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                               None

  MAXIMUM DEFERRED SALES CHARGE (LOAD) PROCEEDS, WHICHEVER IS LESS          None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                    0.15%
  Other Expenses                                                           0.11%
  TOTAL                                                                    0.66%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.06)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.60%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                     $ 67
3 years                                                                    $211
5 years                                                                    $368
10 years                                                                   $822


                              5   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit and taxing power of the issuer; and

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.


--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. Because Class D shares of the fund were first offered in 1997, only one calendar year of performance information is presented. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


                              6   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)           BEST QUARTER:
                                                        Quarter ending:  6/30/98
[BAR CHART]                                             Total Return       0.80%
2.95%
------------------------------------------------        WORST QUARTER:
1998                                                    Quarter ending: 12/31/98
                                                        Total Return       0.70%

AVERAGE ANNUAL TOTAL RETURNS           Inception                           Since
AS OF 12/31/98                              Date        One Year       Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund               11/26/97           2.95%           2.97%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 1.95%.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                    0.15%
  Other Expenses                                                           0.12%
  TOTAL                                                                    0.67%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.07)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.60%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                     $ 68
3 years                                                                    $214
5 years                                                                    $373
10 years                                                                   $835


                              7   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

FUND SUMMARIES
TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


                              8   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

FUND SUMMARIES
TREASURY OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)            BEST QUARTER:
                                                         Quarter ending: 6/30/95
[BAR CHART]                                              Total Return      1.37%
3.62%  5.41%   4.89%   5.04%   4.94%
------------------------------------------------         WORST QUARTER:
1994   1995    1996    1997    1998                      Quarter ending: 3/31/94
                                                         Total Return      0.66%


AVERAGE ANNUAL TOTAL RETURNS      Inception                                Since
AS OF 12/31/98                         Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------
Treasury Obligations Fund           10/4/93       4.94%        4.78%       4.68%
--------------------------------------------------------------------------------
(1) Total return for the period from 12/31/98 to 9/30/99 was 3.26%.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                    0.15%
  Other Expenses                                                           0.11%
  TOTAL                                                                    0.66%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.06)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.60%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                     $ 67
3 years                                                                    $211
5 years                                                                    $368
10 years                                                                   $822


                              9   PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class D shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class D shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class D shares, contact your financial institution.


--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each fund pays a Rule 12b-1 shareholder servicing fee equal to 0.15% of its average daily net assets.

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.15% of a fund's Class D share average daily net assets attributable to shares sold through such institutions. The distributor may pay additional fees to institutions out of its own assets, in exchange for sales and/or administrative services performed on behalf of the institution's customers.


--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange and federally chartered banks are open. As discussed below, your order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold only on days when both the New York Stock Exchange and federally chartered banks are open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive purchase orders or redemption requests by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds' custodian receives payment by wire before the close of business.


If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.


                              10  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.


                              11  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $32 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                                                    ADVISORY FEE
                                                                       AS A % OF
                                                                   AVERAGE DAILY
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Government Obligations Fund                                                0.33%

Prime Obligations Fund                                                     0.34%

Tax Free Obligations Fund                                                  0.33%

Treasury Obligations Fund                                                  0.34%
--------------------------------------------------------------------------------

CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR*
U.S. Bank National Association
U.S. Bank Place
601 Second Avenue South
Minneapolis, Minnesota 55402

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


*Effective January 1, 2000.


ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATIVE SERVICES. U.S. Bank provides or compensates others to provide administrative services to the funds including general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. The funds pay U.S. Bank an asset-based monthly fee equal, on an annual basis, to 0.07% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.055% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. The funds purchase most of their portfolio securities directly from the issuer or from an underwriter or market maker, and not from a broker acting as agent. However, the funds may from time to time use brokers when buying portfolio securities. The funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.

                              12  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by U.S. Bank.

INVESTMENT APPROACH
Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.


--------------------------------------------------------------------------------
YEAR 2000 ISSUES

Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.


                              13  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class D shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before September 30, 1998, has been audited by other auditors.

GOVERNMENT OBLIGATIONS FUND

                                                            Fiscal year ended September 30,
                                                1999         1998         1997         1996       1995(1)
 --------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
Net Investment Income                             0.04         0.05         0.05         0.05        0.04
Dividends (from Net Investment Income)           (0.04)       (0.05)       (0.05)       (0.05)      (0.04)
                                             ------------------------------------------------------------
Net Asset Value, End of Period                $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                             ============================================================
Total Return                                      4.52%        5.15%        5.04%        5.08%       3.85%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $439,287     $384,143     $337,199     $269,382    $198,859
Ratio of Expenses to Average Net Assets           0.60%        0.60%        0.60%        0.60%       0.60%(2)
Ratio of Net Investment Income to Average
 Net Assets                                       4.44%        5.03%        4.92%        4.96%       5.45%(2)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                              0.67%        0.67%        0.67%        0.69%       0.70%(2)
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                   4.37%        4.96%        4.85%        4.87%       5.35%(2)
 --------------------------------------------------------------------------------------------------------

(1) Class D shares have been offered since January 21, 1995.

(2) Annualized.


PRIME OBLIGATIONS FUND

                                                           FISCAL YEAR ENDED SEPTEMBER 30,
                                               1999         1998         1997         1996      1995(1)
 ------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period         $   1.00     $   1.00     $   1.00     $   1.00     $ 1.00
Net Investment Income                            0.05         0.05         0.05         0.05       0.04
Dividends (from Net Investment Income)          (0.05)       (0.05)       (0.05)       (0.05)     (0.04)
                                            -----------------------------------------------------------
Net Asset Value, End of Period               $   1.00     $   1.00     $   1.00     $   1.00     $ 1.00
                                            ===========================================================
Total Return                                     4.73%        5.26%        5.16%        5.18%      3.86%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $426,004     $233,675     $113,064     $109,213     $9,735
Ratio of Expenses to Average Net Assets          0.60%        0.60%        0.60%        0.60%      0.60%(2)
Ratio of Net Investment Income to
Average Net Assets                               4.62%        5.13%        5.02%        4.98%      5.51%(2)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                             0.66%        0.68%        0.67%        0.69%      0.72%(2)
Ratio of Net Investment Income to
Average Net Assets (excluding waivers)           4.56%        5.05%        4.95%        4.89%      5.39%(2)
 ------------------------------------------------------------------------------------------------------

(1) Class D shares have been offered since January 24, 1995.

(2) Annualized.


                              14  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

TAX FREE OBLIGATIONS FUND

                                                                Fiscal year      Fiscal period    Fiscal period
                                                                   ended             ended            ended
                                                               September 30,     September 30,     November 30,
                                                                   1999              1998            1997(1)
 --------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $  1.00           $  1.00           $ 1.00
Net Investment Income                                                0.03              0.03               --
Dividends (from Net Investment Income)                              (0.03)            (0.03)              --
                                                              -------------------------------------------------
Net Asset Value, End of Period                                    $  1.00           $  1.00           $ 1.00
                                                              =================================================
Total Return                                                         2.66%             2.51%            0.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $33,464           $30,095           $    1
Ratio of Expenses to Average Net Assets                              0.60%             0.60%(2)         0.60%(2)
Ratio of Net Investment Income to Average Net Assets                 2.62%             3.02%(2)         3.20%(2)
Ratio of Expenses to Average Net Assets (excluding
waivers)                                                             0.67%             0.73%(2)         9.07%(2)
Ratio of Net Investment Income (Loss) to Average Net
Assets  (excluding waivers)                                          2.55%             2.89%(2)        (5.27)%(2)
 --------------------------------------------------------------------------------------------------------------

(1) Class D shares have been offered since November 26, 1997.

(2) Annualized.


TREASURY OBLIGATIONS FUND

                                                                 Fiscal year ended September 30,
                                                 1999           1998           1997           1996           1995
 -------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
Net Investment Income                               0.04           0.05           0.05           0.05           0.05
Dividends (from Net Investment Income)             (0.04)         (0.05)         (0.05)         (0.05)         (0.05)
                                             -----------------------------------------------------------------------
Net Asset Value, End of Period                $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                             =======================================================================
Total Return                                        4.41%          5.10%          4.98%          5.00%          5.22%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $3,852,189     $3,854,933     $2,847,215     $1,616,130     $1,038,818
Ratio of Expenses to Average Net Assets             0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of Net Investment Income to Average
 Net Assets                                         4.32%          4.98%          4.88%          4.86%          5.13%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.66%          0.66%          0.68%          0.70%          0.70%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                     4.26%          4.92%          4.80%          4.76%          5.03%
 -------------------------------------------------------------------------------------------------------------------

                              15  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS
                                               CLASS D SHARES

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or down-loaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-3313



FAF-1903 (11/1999)D

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 1999

                           GOVERNMENT OBLIGATIONS FUND
                             PRIME OBLIGATIONS FUND
                            TAX FREE OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND


            This Statement of Additional Information relates to the Class A, Class Y and Class D Shares of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund and the Class B and Class C Shares of Prime Obligations Fund (collectively, the "Funds"), each of which is a series of First American Funds, Inc ("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated December 1, 1999. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended September 30, 1999 are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of Prospectuses or the Funds' Annual Report at no charge, write the Funds' distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or call Investor Services at 1-800-637-2548. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
INVESTMENT RESTRICTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . .   2
            Government Obligations Fund  . . . . . . . . . . . . . . . . . .   2
            Prime Obligations Fund . . . . . . . . . . . . . . . . . . . . .   2
            Tax Free Obligations Fund  . . . . . . . . . . . . . . . . . . .   3
            Treasury Obligations Fund  . . . . . . . . . . . . . . . . . . .   5
ADDITIONAL RESTRICTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . .   6
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . .   6
            Municipal Securities . . . . . . . . . . . . . . . . . . . . . .   7
            Loan Participations; Section 4(2) and Rule 144A Securities . . .   8
            Securities of Foreign Banks and Branches . . . . . . . . . . . .   8
            Foreign Securities.  . . . . . . . . . . . . . . . . . . . . . .   8
            United States Government Securities. . . . . . . . . . . . . . .   9
            Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . .   9
            Credit Enhancement Agreements  . . . . . . . . . . . . . . . . .  10
            Put Options. . . . . . . . . . . . . . . . . . . . . . . . . . .  10
            Variable and Floating Rate Obligations . . . . . . . . . . . . .  10
            Lending of Portfolio Securities. . . . . . . . . . . . . . . . .  11
            When-Issued and Delayed Delivery Securities  . . . . . . . . . .  11
            Money Market Funds . . . . . . . . . . . . . . . . . . . . . . .  11
            CFTC  Information  . . . . . . . . . . . . . . . . . . . . . . .  11
PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
DIRECTORS AND EXECUTIVE OFFICERS . . . . . . . . . . . . . . . . . . . . . .  12
            Directors  . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
            Executive Officers . . . . . . . . . . . . . . . . . . . . . . .  13
            Compensation . . . . . . . . . . . . . . . . . . . . . . . . . .  14
INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . . . .  16
            Investment Advisor . . . . . . . . . . . . . . . . . . . . . . .  16
            Distributor and Distribution Plans . . . . . . . . . . . . . . .  17
            Administrator; Custodian; Counsel; Auditors  . . . . . . . . . .  20
PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
CAPITAL STOCK. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
NET ASSET VALUE AND PUBLIC OFFERING PRICE  . . . . . . . . . . . . . . . . .  26
VALUATION OF PORTFOLIO SECURITIES  . . . . . . . . . . . . . . . . . . . . .  26
TAXES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
CALCULATION OF PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . . .  28
ADDITIONAL INFORMATION ABOUT SELLING SHARES  . . . . . . . . . . . . . . . .  30
            By Telephone . . . . . . . . . . . . . . . . . . . . . . . . . .  30
            By Mail. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
            By Checking Account. . . . . . . . . . . . . . . . . . . . . . .  31
            Redemption Before Purchase Instruments Clear . . . . . . . . . .  31
COMMERCIAL PAPER AND BOND RATINGS  . . . . . . . . . . . . . . . . . . . . .  31
            Commercial Paper Ratings . . . . . . . . . . . . . . . . . . . .  31
            Corporate Bond Ratings . . . . . . . . . . . . . . . . . . . . .  32
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32

                               GENERAL INFORMATION

            First American Funds, Inc. ("FAF") was incorporated under the name "First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

            As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in four series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series' of FAF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Funds."

            Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers its shares in five classes, Class A, Class B, Class C, Class Y and Class D. Government Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund offer their shares in three classes, Class A, Class Y and Class D. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the Investment Company Act of 1940 (the "1940 Act"), the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. Except for differences among the classes pertaining to distribution costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds are open-end diversified companies.

            FAF has prepared and will provide a separate Prospectus relating to the Class A, Class B and Class C (the "Class A, Class B and Class C Shares Prospectus"), the Class Y (the "Class Y Shares Prospectus") and the Class D Shares (the "Class D Shares Prospectus"), of the Funds respectively. These Prospectuses can be obtained by calling or writing SEI Investments Distribution Co. at the address and telephone number set forth on the cover of this Statement of Additional Information.

            The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the chief executive officer or chief financial officer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

            This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and eleven separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II, American Strategic Income Portfolio Inc.-III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc., American Municipal Term Trust Inc.-II, American Municipal Term Trust Inc.-III, Minnesota Municipal Term Trust Inc., and Minnesota Municipal Term Trust Inc.-II) collectively referred to as the First American Closed-End Funds ("FACEF").

                             INVESTMENT RESTRICTIONS

GOVERNMENT OBLIGATIONS FUND

            Government Obligations Fund has adopted the following investment limitations and fundamental policies. These limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act (i.e., the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund). Government Obligations Fund may not:

            1. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. Interest paid on borrowed funds will decrease the net earnings of the Fund. The Fund will not borrow to increase income (leveraging).

            2.          Issue any senior securities (as defined in the 1940
                        Act), except as set forth in investment restriction number (1) above, and except to the extent that purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

            3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

            4.          Sell securities short or purchase securities on margin.

            5. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.

            6. Invest more than 10% of its net assets in illiquid assets, including, without limitation, repurchase agreements maturing in more than seven days.

            7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil or gas interests.

            8. Lend money to others except through purchase of debt obligations of the type which the Fund is permitted to purchase (see "Investment Objectives and Policies" below).

PRIME OBLIGATIONS FUND

            Prime Obligations Fund has adopted the following investment limitations and fundamental policies. These policies and limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Prime Obligations Fund may not:

            1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds (except through the purchase of obligations referred to under "Investment Objectives and Policies" below).

            2. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities.

                        Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. However, even with such authority to borrow money, there is no assurance that the Fund will not have to dispose of securities on an untimely basis to meet redemption requests.

            3.          Issue any senior securities (as defined in the 1940
                        Act), except as set forth in investment restriction number (2) above, and except to the extent that purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

            4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

            5.          Sell securities short or purchase securities on margin.

            6. Write or purchase put or call options, except that the Fund may write or purchase put or call options in connection with the purchase of variable rate certificates of deposit described below.

            7. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities, or purchase securities with contractual or other restrictions on resale.

            8. Invest more than 10% of its net assets in illiquid assets, including, without limitation, time deposits and repurchase agreements maturing in more than seven days.

            9. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

            10. Lend money to others except through the purchase of debt obligations of the type which the Funds are permitted to purchase (see "Investment Objectives and Policies" below).

            11. Invest 25% or more of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States, its agencies or instrumentalities, or obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. As to utility companies, gas, electric, water, and telephone companies are considered as separate industries. As to finance companies, the following two categories are each considered a separate industry: (A) business credit institutions, such as Honeywell Finance Corporation and General Electric Credit Corp., and (B) personal credit institutions, such as Sears Roebuck Acceptance Corp. and Household Finance Corporation.

            12. Invest in companies for the purpose of exercising control.

            13. Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

TAX FREE OBLIGATIONS FUND

            Tax Free Obligations Fund has adopted the following investment limitations and fundamental policies. These policies and limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Tax Free Obligations Fund may not:

            1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds (except through the purchase of obligations referred to under "Investment Objectives and Policies" below).

            2. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. However, even with such authority to borrow money, there is no assurance that the Fund will not have to dispose of securities on an untimely basis to meet redemption requests. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money.

            3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

            4.          Sell securities short or purchase securities on margin.

            5. Write or purchase put or call options, except that the Fund may write or purchase put or call options in connection with the purchase of variable rate certificates of deposit described below and as otherwise permitted as provided under "Investment Objectives and Policies" below.

            6. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities, or purchase securities with contractual or other restrictions on resale.

            7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

            8. Lend money to others except through the purchase of debt obligations of the type which the Fund is permitted to purchase (see "Investment Objectives and Policies" below).

            9. Invest in companies for the purpose of exercising control.

            10.         Issue any senior securities (as defined in the 1940
                        Act), except as set forth in investment restriction number (2) above, and except to the extent that using options, futures contracts and options on futures contracts, purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

            11. Invest 25% or more of its total assets in the securities of any industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States, its agencies or instrumentalities, or obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. As to utility companies, gas, electric, water, and telephone companies are considered as separate industries. As to finance companies, the following two categories are each considered a separate industry: (A) business credit institutions, such as Honeywell Finance Corporation and General Electric Credit Corp., and (B) personal credit institutions, such as Sears Roebuck Acceptance Corp. and Household Finance Corporation.

            As a non-fundamental policy, Tax Free Obligations Fund may not invest more than 10% of its net assets in illiquid assets, including, without limitation, time deposits and repurchase agreements maturing in more than seven days. The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association ("U.S. Bank" or the "Advisor").

TREASURY OBLIGATIONS FUND

            Treasury Obligations Fund has adopted the following investment limitations and fundamental policies. These limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Treasury Obligations Fund may not:

            1. Borrow money except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary or emergency purposes, for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities in aggregate amounts not exceeding 10% of the value of the Fund's total assets (including the amount borrowed or subject to reverse repurchase agreements) valued at the lesser of cost or market less liabilities (not including the amount borrowed or subject to reverse repurchase agreements) at the time the borrowing or reverse repurchase agreement is entered into. (As a non-fundamental policy, the Fund will not make additional investments while its borrowings exceed 5% of total assets.) Any borrowings will be repaid before any additional investments are made. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. Interest paid on borrowed funds will decrease the net earnings of the Fund. The Fund will not borrow or enter into reverse repurchase agreements to increase income (leveraging).

            2.          Issue any senior securities (as defined in the 1940
                        Act), except as set forth in investment restriction number (1) above, and except to the extent that purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

            3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

            4.          Sell securities short or purchase securities on margin.

            5. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.

            6. Invest 25% or more of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States, its agencies or instrumentalities, or obligations of domestic commercial banks, excluding for this purpose, for branches of domestic commercial banks.

            7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

            8. Lend money to others except through the purchase of debt obligations of the type which the Fund is permitted to purchase (see "Investment Objectives and Policies" below).

            As a non-fundamental policy, Treasury Obligations Fund will not invest more than 10% of its net assets in illiquid assets, including, without limitation, repurchase agreements maturing in more than seven days.

            As to investment restriction (6) above, utility companies are considered four separate industries: gas, electric, water and telephone companies; and as to finance companies, the following two categories are each considered a separate industry:

            A. business credit institutions, such as Honeywell Finance Corporation and General Electric Credit Corp., and

            B. personal credit institutions, such as Sears Roebuck Acceptance Corp. and Household Finance Corporation.

                             ADDITIONAL RESTRICTIONS

            Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by Securities and Exchange Commission exemptive order.

            The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Board of Directors of FAF to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

            Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.


                       INVESTMENT OBJECTIVES AND POLICIES

            The main investment strategies of the Funds are set forth in the Funds' current Prospectuses under "Fund Summaries." This Section describes in detail the Funds' main investment strategies and other secondary investment strategies.

            If a percentage limitation under this section or under "Investment Restrictions" above is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on illiquid investments.

            The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

MUNICIPAL SECURITIES

            Tax Free Obligations Fund invests principally in municipal securities such as municipal bonds and other debt obligations. These municipal bonds and debt securities are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivision.

            Two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

            Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

            Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.

            In addition, Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes and (iv) participation, trust and partnership interests in any of the foregoing obligations.

            Tax Free Obligations Fund may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.

LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES

            Prime Obligations Fund and Tax Free Obligations Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Advisor to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then Prime Obligations Fund (as a non-fundamental policy) and Tax Free Obligations Fund (as a fundamental policy) will be limited, together with other illiquid investments, to not more than 10% of the applicable Fund's net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 that meet the criteria for liquidity established by the Board of Directors are considered liquid. Consequently, Prime Obligations Fund and Tax Free Obligations Fund do not intend to subject such securities to the limitation applicable to restricted securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

SECURITIES OF FOREIGN BANKS AND BRANCHES

            Prime Obligations Fund and Tax Free Obligations Fund may invest in obligations of foreign branches of United States banks and United States branches of foreign banks. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

            Because the portfolios of Prime Obligations Fund's and Tax Free Obligations Fund's investments in taxable money market securities may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, such Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by such Fund. Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. The Funds have agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

FOREIGN SECURITIES

            Prime Obligations Fund may invest up to 25% of its total assets collectively in U.S. dollar-denominated obligations of foreign companies.

            Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

            In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

UNITED STATES GOVERNMENT SECURITIES

            Each Fund may invest in securities issued or guaranteed as to principal or interest by the United States Government, or agencies or instrumentalities of the United States Government. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

            United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.

REPURCHASE AGREEMENTS

            Each Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. Each Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

CREDIT ENHANCEMENT AGREEMENTS

            Prime Obligations Fund and Tax Free Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund and Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.

PUT OPTIONS

            Tax Free Obligations Fund may purchase tax-exempt securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. The Fund may pay a higher price for a tax-exempt security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Fund to be as fully invested as practicable in tax-exempt securities while at the same time providing the Fund with appropriate liquidity.

VARIABLE AND FLOATING RATE OBLIGATIONS

            Certain of the obligations in which Tax Free Obligations Fund, Prime Obligations Fund and Government Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

            In connection with Prime Obligation Fund's and Tax Free Obligations Fund's purchase of variable rate certificates of deposit ("CDs"), it may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. Time deposits which may be purchased by such Fund are deposits held in foreign branches of United States banks which have a specified term or maturity. The Funds purchase CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC"), and whose deposits are insured by either the Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because such Funds purchase large denomination CDs, they do not expect to benefit materially from such insurance. The policies described in this paragraph are non-fundamental and may be changed by the Board of Directors.

LENDING OF PORTFOLIO SECURITIES

            In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Advisor) in connection with these loans which, in the case of U.S. Bank, are 40% of the Funds' income from such securities lending transactions. U.S. Bank may act as securities lending agent for the Funds subject to U.S. Bank's compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive compensation.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

            Each Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

MONEY MARKET FUNDS

            Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The money market funds in which the Funds may invest include other money market funds advised by the Advisor. Investments by a Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.

CFTC INFORMATION

            The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in any commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and
(v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.


                               PORTFOLIO TURNOVER

            The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and "Investment Objectives and Policies" and, as set forth "Fund Summaries" sections of the Funds' Prospectuses, each Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected materially to affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.


                        DIRECTORS AND EXECUTIVE OFFICERS

            The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAF are identified with an asterisk.

DIRECTORS

            Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAF since December 1994 and of FAIF since September 1994, of FASF since June 1996 and of FAIP since August 1999; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office). Age: 56.

            Roger A. Gibson, 1020 15th Street, Ste. 41A, Denver, Colorado 80202:
Director of FAF, FAIF and FASF since October 1997, and of FAIP since August 1999; Vice President North America-Mountain Region for United Airlines since June 1995; prior to his current position, served most recently as Vice President Customer Service for United Airlines in the West Region in San Francisco and the Mountain Region in Denver, Colorado; employee at United Airlines since 1967.
Age: 52.

            Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997, and of FAIP since August 1999; Chairman of Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 51.

            Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAF and FAIF since November 1993, of FASF since June 1996, and of FAIP since August 1999; President and owner of Executive Management Consulting, Inc., a management consulting firm; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age:
57.

            * John M. Murphy, Jr., 601 Second Avenue South, Minneapolis, Minnesota 55402; Director of FAIF, FAF and FASF since June 1999, and of FAIP since August 1999; Executive Vice President of U.S. Bancorp since January 1999; Chairman and Chief Investment Officer of First American Asset Management and U.S. Bank Trust, N.A., and Executive Vice President of U.S. Bancorp, from 1991 to 1999. Age 57.

            * Robert L. Spies, 4715 Twin Lakes Avenue, Brooklyn Center, Minnesota 55429: Director of FAIF, FAF and FASF since January 31, 1997, and of FAIP since August 1999; employed by First Bank System, Inc. and subsidiaries from 1957 to January 31, 1997, most recently as Vice President, First Bank National Association. Age: 65.

            Joseph D. Strauss, 8617 Edenbrook Crossing, # 443, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991, of FASF since June 1996, and of FAIP since August 1999; Chairman of FAF's and FAIF's Boards from 1993 to September 1997 and of FASF's Board from June 1996 to September 1997; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; attorney-at-law. Age: 58.

            Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Director of FAIF since August 1987, of FAF since April 1991, of FASF since June 1996, and of FAIP since August 1999; Chair of FAIF's, FAF's and FASF's Boards since September 1997; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age:
54.

EXECUTIVE OFFICERS

            Mark Nagle, SEI Investments Company, Oaks, Pennsylvania 19456; President of FAIF, FAF and FASF since September 1998, and of FAIP since September 1999; President and Senior Vice President of Fund Accounting and Administration of the Sub-Administrator since 1998; Vice President of Fund Accounting and Administration of the Sub-Administrator from 1996 to 1998; Vice President of the Distributor since December 1997; Vice President of Fund Accounting, BISYS Fund Services, Inc., from November 1995 to November 1996; Senior Vice President, Fidelity Investments, prior to November 1995. Age: 41.

            James F. Volk, SEI Investments Company, Oaks, Pennsylvania 19456; Controller and Treasurer of FAIF, FAF, FASF and FAIP since September 1999; Director, Investment Accounting Operations and Co-director, International Fund Accounting Group, SEI Investments Mutual Funds Services since February 1996; Assistant Chief Accountant, SEC's Division of Investment Management from 1993 to 1996; Senior Manager, Coopers & Lybrand, from 1984 to 1993. Age: 37.

            Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402; Secretary of FAIF since April 1991, and of FAF since 1981, and of FASF since June 1996, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF.
Age: 55.

            James D. Alt, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis- based law firm. Age: 48.

            Kathleen L. Prudhomme, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm. Age: 46.

            Kevin P. Robins, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since April 1994, and of FASF since June 1996 and of FAIP since September 1999; Senior Vice President and General Counsel of the Sub-Administrator and Distributor since 1994. Vice President of the Administrator and Distributor from 1992 to 1994. Associate, Morgan Lewis & Bockius from 1988 to 1992. Age: 37.

            Todd Cipperman, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF, FAF and FASF since December 1996, and of FAIP since September 1999; Vice President and Assistant Secretary of the Sub-Administrator and the Distributor since 1995. Associate, Dewey Ballantine from 1994 to 1995; Associate, Winston & Stawn from 1991 to 1994. Age:
33.

            Lydia A. Gavalis, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF since January 1998, and of FAIP since September 1999; Vice President and Assistant Secretary of the Sub-Administrator and the Distributor each since January 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange from 1989 to 1998. Age: 37.

            Lynda J. Streigel, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF since January 1998, and of FAIP since September 1999; Vice President and Assistant Secretary of the Sub-Administrator and the Distributor since January 1998; Senior Asset Management Counsel, Barnett Banks, Inc. from 1993 to 1997; Partner, Groom and Nordberg, Chartered from 1996 to 1997; and Associate General Counsel, Riggs Bank, N.A. from 1992 to 1995. Age: 53.

            James R. Foggo, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF since September 1998, and of FAIP since September 1999; Vice President and Assistant Secretary of the Administrator and Distributor since September 1998; Associate Attorney, Paul, Weiss, Rifkind, Wharton and Garrison from January 1998 to August 1998; Associate Attorney, Baker & McKenzie from January 1995 to January 1998. Age: 36.

            Edward T. Searle, SEI Investments Company, Oaks, Pennsylvania 19456;Vice President and Assistant Secretary of FAF, FAIF, FASF and FAIP since September 1999; Vice President and Assistant Secretary of the Administrator and Distributor since August 1999; Associate, Drinker, Biddle, and Reath, LLP from 1998 to 1999; Associate, Ballard, Spahr, Andrews and Ingersoll, LLP from 1995 to 1998. Age: 45.

COMPENSATION

            The First American Family of Funds, which includes FAIF, FAF, FASF, FAIP and FACEF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds, a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board or committee meetings, each director receives a fee of $500 per Board or committee meeting ($750 in the case of the Chair or committee chair). In addition, directors may receive a per diem fee of $1,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $1,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, secretary of FAIF, FAF, FASF, FAIP and FACEF, James D. Alt, assistant secretary of FAIF, FAF, FASF, FAIP and FACEF, and Kathleen L. Prudhomme, assistant secretary of FAIF, FAF, FASF, FAIP and FACEF, are partners. The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAIF, FAF, FASF and FACEF collectively (column 5) during the fiscal year ended September 30, 1999 (no fees were paid by FAIP during the fiscal year ended September 30, 1999). No executive officer or affiliated person of FAF had aggregate compensation from FAF in excess of $60,000 during such fiscal year:

              (1)                      (2)               (3)               (4)                  (5)
       NAME OF PERSON, POSITION     AGGREGATE         PENSION OR     ESTIMATED ANNUAL   TOTAL COMPENSATION
                                  COMPENSATION        RETIREMENT      BENEFITS UPON     FROM REGISTRANT AND
                                 FROM REGISTRANT   BENEFITS ACCRUED    RETIREMENT        FUND COMPLEX PAID
                                                   AS PART OF FUND                          TO DIRECTORS
                                                       EXPENSES

Robert J. Dayton, Director           $ 37,950.47                -0-               -0-           $ 64,750.00
Roger A. Gibson, Director              32,939.25                -0-               -0-             56,200.00
Andrew M. Hunter III, Director         40,165.96                -0-               -0-             68,530.00
Leonard W. Kedrowski, Director         36,455.90                -0-               -0-             62,200.00
Robert L. Spies, Director              35,400.91                -0-               -0-             60,400.00
John M. Murphy, Jr., Director                  0             ______            ______                     0
Joseph D. Strauss, Director            42,850.34                -0-               -0-             73,110.00
Virginia L. Stringer, Director         46,919.09                -0-               -0-             80,052.00

            Effective January 1, 2000, the directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

            Under Minnesota law, each director owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and in a manner reasonably believed to be in the best interest of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). In 1987, Minnesota enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law,
(c) for authorizing a dividend, stock repurchase or redemption, or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (d) for any transaction from which the director derived an improper personal benefit. FAF's Board of Directors and shareholders, at meetings held December 10, 1987 and March 15, 1988, respectively, approved an amendment to the Articles of Incorporation that limits the liability of directors to the fullest extent permitted by the Minnesota legislation and the 1940 Act.

            Minnesota law does not eliminate the duty of "care" imposed on a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Further, Minnesota law does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers. Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended. The 1940 Act prohibits elimination or limitation of a director's liability for acts involving willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties of a director.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

            U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds through its First American Asset Management group. The Advisor is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Advisor is a subsidiary of U.S. Bancorp ("USB"), 601 Second Avenue South, Minneapolis, Minnesota 55402, which is a regional, multi-state bank holding company headquartered in Minneapolis, Minnesota. USB operates four banks and eleven trust companies with banking offices in 16 contiguous states. USB also has various other subsidiaries engaged in financial services. At September 30, 1999 on a pro forma combined basis, USB and its consolidated subsidiaries had consolidated assets of more than $77 billion, consolidated deposits of more than $47 billion and shareholders' equity of more than $6 billion.

            Pursuant to an Investment Advisory Agreement, effective as of January 20, 1995 (the "Advisory Agreement") between FAF, on behalf of each Fund, and the Advisor, the Funds engage the Advisor to act as investment advisor for and to manage the investment of the Funds' assets. The Advisory Agreement requires each Fund to pay the Advisor a monthly fee equal, on an annual basis, to .40 of 1% of the Fund's average daily net assets.

            The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

            In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

            The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to each of the Funds from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless as otherwise set forth in the Prospectus. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

            The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30, 1997, September 30, 1998 and September 30, 1999:

                                         Year Ended                        Year Ended                       Year Ended
                                     September 30, 1997                September 30, 1998               September 30, 1999
                                Advisory Fee     Advisory Fee     Advisory Fee    Advisory Fee     Advisory Fee     Advisory Fee
                               Before Waivers    After Waivers   Before Waivers   After Waivers   Before Waivers   After Waivers
                               --------------    -------------   --------------   -------------   --------------   -------------
Government Obligations Fund      $  4,856,530   $    4,020,449   $    6,013,155   $   5,031,567        7,246,387       6,060,287
Prime Obligations Fund             14,885,761       12,400,673       25,709,852      20,468,245       42,361,239      36,048,136
Tax Free Obligations Fund              46,188(1)         1,174(1)     1,002,936(2)      674,436(2)     2,709,709       2,199,008
Treasury Obligations Fund          12,432,597        9,904,279       19,284,901      16,240,243       24,069,258      20,324,364

(1) Information is for the four month period from August 1, 1997 to November 30, 1997.
(2) Information is for the ten month period from December 1, 1997 to September 30, 1998.

DISTRIBUTOR AND DISTRIBUTION PLANS

            SEI Investments Distribution Co. (the "Distributor" ) serves as the distributor for the Class A, Class B, Class C, Class Y and Class D Shares of the Funds. The Distributor is a wholly-owned subsidiary of SEI Investments Company.

             The Distributor serves as distributor for the Class A, Class Y and Class D Shares pursuant to a Distribution Agreement effective as of January 20, 1995 between itself and the Funds, as the distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated January 20, 1995 (the "Class B Distribution Agreement") between itself and the Funds, and as the distributor for the Class C Shares pursuant to a Distribution and Service Agreement dated December 9, 1998 (the "Class C Distribution Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

             Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

             Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

             U.S. Bancorp Investment Services, Inc. ("USBI"), a subsidiary of the Advisor, and U.S. Bancorp Piper Jaffray Inc., a broker-dealer affiliated with the Advisor ("Piper"), are Participating Institutions. The Advisor pays USBI and Piper up to .25% of the portion of each Fund's average daily net assets attributable to Class Y Shares for which USBI or Piper are responsible, respectively, in connection with USBI's or Piper's provision of shareholder support services. Such amounts paid to USBI and Piper, by the Advisor will not affect any agreement by the Advisor to limit expenses of each Fund.

             The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares of each Fund for that month.

             The Class B shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B shares. The fee may be used by the Distributor to provide compensation for shareholder activities with respect to the Class B shares beginning one year after purchase. The Class B shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B shares.

             The Class C shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The fee may be used by the Distributor to provide compensation for shareholder activities with respect to the Class C shares. This fee is calculated and paid each month based on average daily net assets of the Class C shares. The Class C shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

             The Class D Shares of each Fund pay a shareholder servicing fee to the Distributor monthly at the annual rate of 0.15% of each Fund's Class D average daily net assets. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class D Shares of the kinds described in the Class D Shares Prospectus. This fee is calculated and paid each month based on average daily net assets of Class D Shares of each Fund for that month.

             The Distributor receives no compensation for distribution of the Class Y Shares.

             The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

             SEI Investments Distribution Co., the Fund's underwriter, received the following compensation from each Fund during its most recent fiscal year.

                               Net Underwriting and  Compensation on   Brokerage   Other Compensation
                                   Commissions       Redemptions and  Commissions
                                                       Repurchases
                               --------------------  ---------------  -----------  ------------------
Government Obligations Fund            None               None           None             None
Prime Obligations Fund                 None               None           None             None
Tax Free Obligations Fund              None               None           None             None
Treasury Obligations Fund              None               None           None             None

             FAF has adopted Plans of Distribution (the "Plans") with respect to Class A, Class B, Class C and Class D Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Funds to pay the Distributor fees for the services it performs for the Funds as described in the preceding paragraphs. The Class B Plan and Class C Plan also authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B Shares and Class C Shares, respectively. The Plans recognize that the Advisor, the Administrator, the Distributor, and any Participating Institution, in their discretion, may use their own assets to pay for certain additional costs of distributing shares of the Funds. Any such arrangement to pay such additional costs may be commenced or discontinued by the Advisor, the Administrator, the Distributor, or any Participating Institution at any time.

             Each Plan is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. If, after payments by the Distributor for advertising, marketing, and distribution, there are any remaining fees, these may be used as the Distributor may elect. Because the amounts payable under the Plans will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of Plan fees and that these expenses may include items which the SEC Staff has noted, for example, the costs of leases, depreciation, communications, salaries, training, and supplies. The Funds believe that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plans.

             The following tables set forth the total Rule 12b-1 fees, after waivers, paid by each class of the Funds for the fiscal years ended September 30, 1997, September 30, 1998 and September 30, 1999.

                                         Year Ended September 30, 1997
                                 Class A     Class B      Class Y      Class D
                                ---------   ---------    ---------   -----------
Government Obligations Fund     $      *    $      *     $      0    $  484,747
Prime Obligations Fund           432,465      31,045            0       222,621
Tax Free Obligations Fund (1)     39,839           *        4,123             *
Treasury Obligations Fund              *           *            0     3,609,010

                                       Year Ended September 30, 1998
                                Class A      Class B     Class Y     Class D
                              -----------   --------    --------   -----------
Government Obligations Fund   $  166,887(3) $      *    $      0   $  621,492
Prime Obligations Fund         3,214,942      20,640           0      392,629
Tax Free Obligations Fund        203,999(4)        *           0       21,952(4)
Treasury Obligations Fund        176,091(2)        *           0    5,046,268

                                        Year Ended September 30, 1999
                               Class A    Class B  Class C  Class Y   Class D
                             -----------  -------  -------  -------  ----------
Government Obligations Fund  $ 1,096,656  $     *   $  *      $ 0    $  571,999
Prime Obligations Fund       $10,280,070  $37,546   $904        0       538,850
Tax Free Obligations Fund    $   718,454        *      *        0        45,542
Treasury Obligations Fund    $    99,338        *      *        0     5,947,592

*  The Fund was not in operation during this fiscal year.

(1) Information is for the period from August 1, 1997 to November 30, 1997. Of these amounts, $38,857 and $4,123 are distribution fees from the Class A and Class Q shares of the Qualivest Tax-Free Money Market Fund, respectively. On November 25, 1997 Tax Free Obligations Fund acquired the assets of the Qualivest Tax-Free Money Market Fund. In connection with such acquisition, Class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class A shares of Tax Free Obligations Fund, and Class Q and Y shares of the Qualivest Tax-Free Money Market Fund were exchanged for former Class C Shares (now designated Class Y Shares) of Tax Free Obligations Fund.
(2)   For the period from November 3, 1997 to September 30, 1998.
(3)   For the period from April 29, 1998 to September 30, 1998.
(4)   For the ten month period from December 1, 1997 to September 30, 1998.

ADMINISTRATOR; CUSTODIAN; COUNSEL; AUDITORS

            ADMINISTRATOR. Effective January 1, 2000 U.S. Bank National Association (the "Administrator"), 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as the Administrator for the Funds pursuant to an Administration Agreement between it and the Funds. The Administrator is a subsidiary of USB. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services, transfer agency and dividend disbursing services and shareholder services. The Funds pay U.S. Bank monthly an asset-based at an annual rate, which is calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal to 0.070% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, and 0.055% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Funds pay U.S. Bank annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account and closed account fees of $3.50 per account.

            Prior to January 1, 2000, SEI Investments Management Corporation served as the administrator for the Funds. SEI Investments Management Corporation is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' Distributor. See "- Distributor and Distribution Plans" below. The Funds paid to SEI Investment Management a fee equal to (i) 0.070% of each Fund's average daily net assets until aggregate net assets of all Funds exceeded $8 billion and (ii) 0.055% to the extent aggregate net assets of all Funds exceeded $8 billion.

            The following table sets forth total administrative fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1997, September 30, 1998 and September 30, 1999:

                            Year Ended         Year Ended         Year Ended
                        September 30, 1997 September 30, 1998 September 30, 1999
                        ------------------ ------------------ ------------------

Government Obligations Fund     $  775,846         $  915,374         $1,067,565
Prime Obligations Fund           2,375,994          3,868,312          6,234,662
Tax Free Obligations Fund           16,689(1)         149,868(2)         399,068
Treasury Obligations Fund        1,976,528          2,904,106          3,543,123

(1)   For the four month period from August 1, 1997 to November 30, 1997.
(2)   For the ten month period from December 1, 1997 to September 30, 1998.

            CUSTODIAN. U.S. Bank National Association (the "Custodian") acts as custodian of the Funds' assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association and the Funds. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds' order. The Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Funds.

            As compensation for its services to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.03% of each Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAF.

            COUNSEL. Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is independent general counsel for the Funds.

            AUDITORS. Ernst & Young LLP, 1400 Pillsbury Center, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the year ended September 30, 1999.

            KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acted as the Funds' independent auditors, providing audit services including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the fiscal periods ended as of September 30, 1998.

                             PORTFOLIO TRANSACTIONS

            As the Funds' portfolios are exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the money market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

            Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

            The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

            The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Funds.

            No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

            When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

            During the fiscal year ended September 30, 1999, Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund paid no brokerage commissions to SEI Investments Distribution Co. ("SIDCO"). SIDCO also acts as the Funds' Distributor and is under common control with the Funds' Administrator.

            At September 30, 1999, Prime Obligations Fund held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts:

            Goldman Sachs commercial paper                 $   49,023,000
            Goldman Sachs notes                            $  188,000,000
            Merrill Lynch commercial paper                 $  199,794,000
            Morgan Stanley Dean Witter commercial paper    $  200,000,000
            Salomon SmithBarney commercial paper           $  299,943,000

                                  CAPITAL STOCK

            Each share of the Funds' $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

            Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

            The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

            As of November 1, 1999, the directors of FAF directly owned shares of FAF, FAIF and FASF with an aggregate net asset value of $4.4 million. As of November 1, 1999 the directors and officers of FAF as a group owned less than one percent of each class of each Fund's outstanding shares. As of November 1, 1999, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds.

                                            Percentage of Outstanding Shares
                                         ---------------------------------------
                                         Class A Class B Class C Class D Class Y
--------------------------------------------------------------------------------
Treasury Obligations Fund
-----------------------------------------

US Bank National Association Cust
Daily Valued Retirement Programs
Attn Reconciliation SPFT0401
180 East 5th St.
St. Paul, MN  55101-2667                 18.74%

Peter E Werner DMD PC TR
Peter E Werner PSP
DTD 03 22 1996
1769 SW Parkway Dr
Redmond OR  97756-2550                   7.57%

Walter Kellogg III
867 Homestake Ct
Castle Rock, CO 80104-9081               29.81%

Francis X Serio
156 SE 39th Ave.
Portland, OR  97214-2002                 15.38%

-----------------------------------------
Government Obligations Fund
-----------------------------------------

US Bank National Association Cust
Daily Valued Retirement Programs
Attn Reconciliation SPFT0401
180 East 5th St.
St. Paul, MN  55101-2667                 68.72%

Chicago GO Tender NTS 98 Note Fund
Attn: Dept of Planning and Development
121 N La Salle St. Rm 1000
Chicago, IL  60602                                                       11.97%

                                            Percentage of Outstanding Shares
                                         ---------------------------------------
                                         Class A Class B Class C Class D Class Y
                                         ---------------------------------------

Plaza Drive Prop 6 7% SEC NT COMPL
Attn Lease Administration
475 South Street
Morristown, NJ  07962                                            14.64%

Dain Rauscher Inc
FBO Bruce Stillman
A/C #2
11619 Live Oak Drive
Minnetonka, MN  55305-2591               11.47%

-----------------------------------------
Prime Obligations
-----------------------------------------

Harold Grossman
1200 W 141st St.
Burnsville, MN  55337-4437               11.96%

Bear Stearns Securities Corp.
FBO 102-20390-18
1 Metrotech Center North
Brooklyn, NY 11201-3870                  5.51%

Yuan Hsin Wang
TOD Hui Chen Huang
Sudject to DST TOD Rules
18004 NE Anastasia Dr.
Portland, OR  97229-8505                 6.62%

U S Bancorp Investments Inc.
FBO 531855831
100 South Fifth St. Suite 1400
Minneapolis, MN  55402-1217                      7.69%

Piper Jaffray as Cust
FBO Benjamin Bauer
IRA 200162999
222 So 9th St.
Minneapolis, MN  5402-3389                               14.37%

Donaldson Lufkin Jenrette
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052                              12.05%

Raymond James & Associates Inc.
FBO Elite Acct # 80360772
FAO Azhar Waseem & Zartaj Waseem JT/WROS
551 Timber Ridge Dr
Longwood, FL  32779-2646                                 29.87%

Raymond James & Assoc Inc Cust
Azhar Waseem IRA
551 Timber Ridge Dr.
Longwood, FL  32779-2646                                 9.91%

US Bank Natl Assn Cust
IRA A/C Katherine Hannagan
1 Ryland Rd
White Hse Sta, NJ  08889-3800                            9.06%

                                            Percentage of Outstanding Shares
                                         ---------------------------------------
                                         Class A Class B Class C Class D Class Y
                                         ---------------------------------------

MFN Nextlink
Attn: Doug McFarland
155 108th Ave NE
Bellevue, WA  98004                                              13.00%

WHCFA SOP '99 Project Account
Attn: Ms. Sue Painter
P.O. Box 11038
Seattle, WA  98111                                               5.02%

Wilbur L Tegreene
17546 Bridle Ct.
Jupiter, FL 33478-4716                                   11.04%

-----------------------------------------
Tax Free
-----------------------------------------

Matie A Eberle TOD
Gayle Spletstoser
Subject to DST TOD Rules
2450 Aurora Ave. N Apt. 219
Seattle, WA  98109-2269                  75.71%

SU-DAN Co SRS 1999 Project Fund
Attn: Dennis J Keat
1853 Rochester Industrial Court
Rochester Hills, MI 48309                                        15.51%

MSF Numaco LLC Project Fund
D/B/A Arrowsmith International Inc.
Attn Mary E Greenbury
23811 Telegraph Road
Southfield, MI 48037                                             9.19%

Excaliber Acq/Sellers Escrow
Attn: Charles E Emmenegger
15480 Clayton Road
Ballwin, MO  63011                                               6.00%

Patterson Dental/First bank ESC
Attn: Darryl Koep
1031 Mendota Heights Road
St. Paul, MN  55120                                              14.05%

IDG Books Worldwide Inc. Escrow
Attn: Chief Financial Officer
919 East Hillsdale Blvd Suite 400
Foster City, CA  94404                                           5.23%

CSCDA M/F 98MM (PASEO) Program Fund
Attn Rick Novak
451 Dela Vina Suite 203
Monterey, CA  93940                                              8.52%

CEDFA Applied Aerospace '98 Project
Attn: Jerry Ostrander
P.O. Box 6189-0189
Stockton, CA  95206                                              5.40%

Kenneth J McQueen & Carole D McQueen JTWROS
1424 S 117th St.
Omaha, NE  68144-1722                    17.99%

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

             The public offering price of the shares of a Fund generally equals the Fund's net asset value plus any applicable sales change. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectuses. Each Fund is open for business and its net asset value per share is calculated on every day the New York Stock Exchange and federally-chartered banks are open for business. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the New York Stock Exchange may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares. On September 30, 1999, the net asset value per share for the Funds was calculated as set forth below.

                                Net Assets    /     Shares          Net Asset
                               (In Dollars)       Outstanding    Value Per Share
                                                                   (In Dollars)
                              --------------     --------------  ---------------
GOVERNMENT OBLIGATIONS FUND
      Class A               $    435,226,648   $    435,210,199   $         1.00
      Class Y                    938,896,873        939,115,927             1.00
      Class D                    439,287,417        439,357,863             1.00
PRIME OBLIGATIONS FUND
      Class A               $  4,170,881,283      4,170,782,271             1.00
      Class B                      4,007,410          4,008,967             1.00
      Class C                        340,930            340,920             1.00
      Class Y                  6,228,207,012      6,228,467,827             1.00
      Class D                    426,003,650        426,018,495             1.00
TAX FREE OBLIGATIONS FUND
      Class A               $    268,625,883        268,657,539             1.00
      Class Y                    338,490,482        338,508,584             1.00
      Class D                     33,464,192         33,466,554             1.00
TREASURY OBLIGATIONS FUND
      Class A                     23,496,075         23,470,543             1.00
      Class Y                  2,620,803,008      2,620,822,494             1.00
      Class D                  3,852,189,232      3,852,195,829             1.00


                        VALUATION OF PORTFOLIO SECURITIES

            The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

            The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.


                                      TAXES

            Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

            Each Fund expects to distribute net realized short-term gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

            Under the Code, each Fund is required to withhold 31% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

            Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations Fund.

            For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

            The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.


                         CALCULATION OF PERFORMANCE DATA

            The Funds may issue current yield quotations. Simple yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD -- [(BASE PERIOD RETURN + 1)365/7]-1

            When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

            From time to time, a Fund may advertise its "yield" and "effective yield." These yield figures are based upon historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven-day period ended September 30, 1999, the yield and effective yield, respectively, for the Funds were as set forth below.

                                              Yield           Effective Yield
                                       -------------------  --------------------
GOVERNMENT OBLIGATIONS FUND
      Class A                                        4.57%                 4.67%
      Class Y                                        4.88                  5.00
      Class D                                        4.73                  4.84
PRIME OBLIGATIONS FUND
      Class A                                        4.60                  4.71
      Class B                                        4.02                  4.10
      Class C                                        4.02                  4.10
      Class Y                                        5.02                  5.14
      Class D                                        4.87                  4.99
TAX FREE OBLIGATIONS FUND
      Class A                                        2.91                  2.95
      Class Y                                        3.23                  3.28
      Class D                                        3.08                  3.13
TREASURY OBLIGATIONS FUND
      Class A                                        4.51                  4.61
      Class Y                                        4.76                  4.87
      Class D                                        4.61                  4.71

            Tax Free Obligations Fund may also advertise its tax equivalent yield. This yield will be computed by dividing that portion of the seven-day yield or effective yield of the Fund (computed as set forth above) which is tax-exempt by one minus the maximum federal income tax rate and adding the product of that portion, if any, of the yield of the Fund that is not tax-exempt. For the seven day period ended September 30, 1999, the tax-equivalent yield for Tax Free Obligations Fund was as follows:

                                              Yield           Effective Yield
                                       -------------------  --------------------
TAX FREE OBLIGATIONS FUND
      Class A                                        4.82%                 4.88%
      Class Y                                        5.35                  5.43
      Class D                                        5.10                  5.18

            Yield information may be useful in reviewing the Funds' performance and for providing a basis for comparison with other investment alternatives. However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Funds are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

            Investors should recognize that in periods of declining interest rates the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds' portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

            Should a Fund incur or anticipate any unusual expense, loss, or depreciation which would adversely affect its net asset values per share or income for a particular period, the Directors would at that time consider whether to adhere to the present dividend policy described above or revise it in light of the then prevailing circumstances. For example, if a Fund's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Directors may suspend further dividend payments until net asset value returned to $1.00. Thus, such expenses or losses or depreciation may result in the investor receiving upon redemption a price per share lower than that which the investor paid.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

            A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central Time (for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund) and by 11:30 a.m. Central Time (for Tax Free Obligations Fund), for same day processing. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 3:00 p.m. Central Time (for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund) and by 11:30 a.m. Central Time (for Tax Free Obligations Fund) will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will generally not receive proceeds until the following day.

            Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

            In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

            Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

            Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

            * a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

            * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association for Securities Dealers;

            * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

            * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

            The Funds do not accept signatures guaranteed by a notary public.

            The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY CHECKING ACCOUNT

            At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. [A fee is charged for this service.] For further information, contact the Funds.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

            When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.


                        COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS

            Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further defined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

            Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

             PRIME-1.............   Superior capacity for repayment

             PRIME-2.............   Strong capacity for repayment

             PRIME-3.............   Acceptable capacity for repayment

CORPORATE BOND RATINGS

Standard & Poor's ratings for corporate bonds include the following:

            Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

            Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

Moody's ratings for corporate bonds include the following:

            Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.


                              FINANCIAL STATEMENTS

            The financial statements of FAF included in its annual report to shareholders dated September 30, 1999 is incorporated herein by reference.

                           FIRST AMERICAN FUNDS, INC.
                           PART C -- OTHER INFORMATION

ITEM 23. EXHIBITS

       (a)(1) Amended and Restated Articles of Incorporation, as amended through October 2, 1997 (Incorporated by reference to Exhibit
                 (1) to Post-Effective Amendment No. 22, Exhibit (1)(b) to Post-Effective Amendment No. 25 and Exhibit (1)(b) to Post-Effective Amendment No. 28.)

       (a)(2) Certificate of Designation designating Class C Shares (Incorporated by Reference to Exhibit (a)(2) to Post-Effective Amendment No. 31)

*      (b)       Bylaws, as amended through February 23, 1999.

       (c)       Not applicable

       (d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22.)

       (d)(2) Amendment to Exhibit A to Investment Advisory Agreement (Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 27)

       (e)(1) Distribution Agreement and Service Agreement relating to the Class B Shares, dated January 20, 1995, between the Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 22.)

       (e)(2) Distribution Agreement relating to the Class A, Class Y and Class D Shares, dated January 20, 1995, between the Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 22.)

       (e)(3) Distribution and Service Agreement relating to the Class C Shares, dated December 9, 1998, between the Registrant and SEI Investments Distribution Co. (Incorporated by Reference to Exhibit (a)(2) to Post-Effective Amendment No. 31)

       (f)       Not applicable

       (g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 22.)

       (g)(2) Compensation Agreement, dated January 20, 1995, pursuant to Custodian Agreement(Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 22.)

       (g)(3) Compensation Agreement dated October 8, 1997, pursuant to Custodian Agreement (Incorporated by reference to Exhibit
                 (5)(b) to Post-Effective Amendment No. 27.)

       (g)(4) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 30.)

*      (g)(5)    Form of Supplement to Custodian Agreement dated December 8,
                 1999.

*      (h)(1)    Form of Administration Agreement dated December 8, 1999, by and between U.S. Bank National Association and First American
                 Funds, Inc.

       (i)(1) Opinion and Consent of Dorsey & Whitney, dated January 26, 1982 (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 22.)

       (i)(2) Opinion and Consent of William N. Koster, Esq., dated November 5, 1981 (Incorporated by reference to Exhibit (10)(b) to Post-Effective Amendment No. 22.)

       (j)(1) Opinion and Consent of Melissa R. Fogelberg, dated February 6, 1985 (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 22.)

       (j)(2) Opinion and Consent of Dorsey & Whitney, dated November 25, 1991 (Incorporated by reference to Exhibit (11)(c) to Post-Effective Amendment No. 22.)

*      (j)(3)    Consent of Ernst & Young LLP.

*      (j)(4)    Consent of KPMG LLP.

       (k)       Not applicable

       (l) Letter of Investment Intent, dated November 3, 1981 (Incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 22.)

       (m)(1) Distribution Plan for Class A Shares (Incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 22.)

       (m)(2) Distribution Plan for Class B Shares (Incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 22.)

       (m)(3) Distribution Plan for Class D Shares (Incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 22.)

       (m)(4) Distribution Plan for Class C Shares (Incorporated by Reference to Exhibit (a)(2) to Post-Effective Amendment No. 31)

       (m)(5) Service Plan for Class B Shares (Incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 22.)

       (m)(6) Service Plan for Class C Shares (Incorporated by Reference to Exhibit (a)(2) to Post-Effective Amendment No. 31)

       (n) Multiple Class Plan Pursuant to Rule 18f-3 (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 22.)

*      Filed herewith

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Not applicable.

ITEM 25. INDEMNIFICATION

            The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

            Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

            The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

            Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            Information on the business of the Registrant's investment adviser, U.S. Bank National Association (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years. This information is as of October 25, 1999.

                           POSITIONS AND OFFICES                        OTHER POSITIONS AND OFFICES
        NAME                  WITH THE MANAGER                         AND PRINCIPAL BUSINESS ADDRESS
        ----                  ----------------                         ------------------------------
John F. Grundhofer    Chairman and Chief Executive Officer        Chairman and Chief
                                                                  Executive Officer of U.S. Bancorp*

Richard A. Zona       Director and Vice Chairman                  Vice Chairman--Finance of U.S. Bancorp*

Philip G. Heasley     Director, President and Chief               President and Chief Operating Officer of
                      Operating Officer                           U.S. Bancorp*

J. Robert Hoffmann    Director, Executive Vice President          Executive Vice President and Chief Credit
                      and Chief Credit Officer                    Officer of U.S. Bancorp*

Lee R. Mitau          Director, Executive Vice President,         Executive Vice President, General Counsel
                      Secretary and General Counsel               and Secretary of U.S. Bancorp*

Susan E. Lester       Director, Executive Vice President          Executive Vice President and Chief
                      and Chief Financial Officer                 Financial Officer of U.S. Bancorp*

Gary T. Duim          Director and Vice Chairman                  Vice Chairman of U.S. Bancorp*

Peter E. Raskind      Director, Executive Vice President          Head of Branch Channel*

-----------------------

*  Address: 601 Second Avenue South, Minneapolis, Minnesota 55402.

ITEM 27. PRINCIPAL UNDERWRITERS:

            (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, distributor or investment adviser:

            Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors' Inner Circle Fund, The Pillar Funds, CUFund, STI Classic Funds, First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, STI Classic Variable Trust, ARK Funds, Huntington Funds, SEI Asset Allocation Trust, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., Highmark Funds, Armada Funds, PBHG Insurance Series Fund, Inc., Expedition Funds, Alpha Select Funds, Oak Associates Funds, The Nevis Funds, Inc., The Parkstone Group of Funds, CNI Charter Funds, The Parkstone Advantage Funds and Ameriund Funds, Inc. pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August
30, 1988, November 14, 1991, February 28, 1992, May 1, 1992, May 29, 1992,
November 1, 1992, November 1, 1992, January 28, 1993, June 1, 1993, July 16,
1993, December 27, 1994, January 27, 1995, March 1, 1995, August 18, 1995,
November 1, 1995, January 11, 1996, April 1, 1996, April 28, 1996, June 14,
1996, October 1, 1996, February 15, 1997, March 8, 1997, April 1, 1997, June 9,
1997, January 1, 1998, February 27, 1998, June 29, 1998, September 14, 1998,
April 1, 1999, May 1, 1999 and July 13, 1999, respectively.

            The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

            (b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                 POSITIONS AND OFFICES WITH                   POSITIONS AND OFFICES WITH
         NAME                           UNDERWRITER                                    REGISTRANT
         ----                       -------------------                            ------------------
Alfred P. West, Jr.        Director, Chairman & Chief Executive Officer                     --
Richard B. Lieb            Director, Executive Vice President                               --
Carmen V. Romeo            Director                                                         --
Mark J. Held               President & Chief Operating Officer                              --
Gilbert L. Beebower        Executive Vice President                                         --
Dennis J. McGonigle        Executive Vice President                                         --
Robert M. Silvestri        Chief Financial Officer & Treasurer                              --
Leo J. Dolan, Jr.          Senior Vice President                                            --
Carl A. Guarino            Senior Vice President                                            --
Larry Hutchinson           Senior Vice President                                            --
Jack May                   Senior Vice President                                            --
Hartland J. McKeown        Senior Vice President                                            --

Kevin P. Robins            Senior Vice President & General Counsel         Vice President & Assistant Secretary
Patrick K. Walsh           Senior Vice President                                            --
Ronert Aller               Vice President                                                   --
Gordon W. Carpenter        Vice President                                                   --
Todd Cipperman             Vice President & Assistant Secretary                             --
S. Courtney E. Collier     Vice President & Assistant Secretary            Vice President & Assistant Secretary
Richard Deak               Vice President & Assistant Secretary
Robert Crudup              Vice President & Managing Director                               --
Barbara Doyne              Vice President                                                   --
Jeff Drennen               Vice President                                                   --
James R. Foggo             Vice President & Assistant Secretary                             --
Vic Galef                  Vice President & Managing Director                               --
Lydia A. Gavalis           Vice President & Assistant Secretary            Vice President & Assistant Secretary
Kathy Heilig               Vice President
Greg Gettinger             Vice President & Assistant Secretary                             --
Jeff Jacobs                Vice President                                                   --
Samuel King                Vice President                                                   --
Kim Kirk                   Vice President & Managing Director                               --
John Krzeminski            Vice President & Managing Director                               --
Carolyn McLaurin           Vice President & Managing Director                               --
Mark Nagle                 Vice President                                               President
Joanne Nelson              Vice President                                                   --
Cynthia M. Parrish         Vice President & Assistant Secretary                             --
Kim Rainey                 Vice President                                                   --
Rob Redecan                Vice President                                                   --
Maria Rinehart             Vice President                                                   --
Edward Searle                                                              Vice President & Assistant Secretary
Steve Smith                Vice President                                                   --
Daniel Spaventa            Vice President                                                   --
Kathryn L. Stanton         Vice President & Assistant Secretary                             --
Lynda J. Striegel          Vice President & Assistant Secretary            Vice President & Assistant Secretary
Lori L. White              Vice President & Assistant Secretary                             --
Wayne M. Withrow           Vice President & Managing Director                               --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

            All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

ITEM 29. MANAGEMENT SERVICES

            Not applicable.

ITEM 30. UNDERTAKINGS

            Not applicable.


                                   SIGNATURES

            As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement No. 2-74747 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 26th day of November, 1999.

                           FIRST AMERICAN FUNDS, INC.


ATTEST:         /s/ James Volk              By:         /s/ James R. Foggo
        --------------------------------        --------------------------------
                James Volk                              James R. Foggo
                                                        Vice President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

            SIGNATURE                         TITLE                      DATE
            ---------                         -----                      ----

    /s/ James Volk                Controller (Principal                   **
-----------------------------     Financial and Accounting Officer)
      James Volk

             *                    Director                                **
-----------------------------
      John M. Murphy, Jr.

             *                    Director                                **
-----------------------------
      Robert J. Dayton

             *                    Director                                **
-----------------------------
    Andrew M. Hunter III

             *                    Director                                **
-----------------------------
    Leonard W. Kedrowski

             *                    Director                                **
-----------------------------
       Robert L. Spies

             *                    Director                                **
-----------------------------
      Joseph D. Strauss

             *                    Director                                **
-----------------------------
    Virginia L. Stringer

             *                    Director                                **
-----------------------------
       Roger A. Gibson

* By: /s/ James R. Foggo
     ------------------------
       James R. Foggo
      Attorney-in-Fact

** November 26, 1999

                                                                     Exhibit (b)


As approved at Board of Directors Meeting on December 4, 1990; Amendment to
Section 1.01 approved at Board of Directors Meeting on 6/1/93; Amendments to
Article IV approved at Board of Directors Meeting on 9/7/93; Amendments to
Section 1.01 approved at Board of Directors Meeting on 12/7/94; Amendments to
Section 1.01 approved at Board of Directors Meeting on 6/4/97; Amendment to
Section 1.01 approved at Board of Directors Meeting on 2/23/98; Amendment to
Section 1.01 approved at Board of Directors Meeting on 12/9/98; Amendment to
Section 3.13 approved at Board of Directors Meeting on 2/23/99.


                                     BYLAWS
                                       OF
                           FIRST AMERICAN FUNDS, INC.

                                   ARTICLE I.
                             OFFICES, CORPORATE SEAL

            Section 1.01. Name. The name of the corporation is "FIRST AMERICAN FUNDS, INC." The names of the series represented by the series of shares designated in the corporation's articles of incorporation shall be as follows:

            Series B, Class One: Prime Obligations Fund, "Class Y."
            Series B, Class Two: Prime Obligations Fund, "Class D."
            Series B, Class Three: Prime Obligations Fund, "Class A." Series B, Class Four: Prime Obligations Fund, "Class B." Series B, Class Five: Prime Obligations Fund, "Class C." Series C, Class One: Government Obligations Fund, "Class Y." Series C, Class Two: Government Obligations Fund, "Class D." Series C, Class Three: Government Obligations Fund, "Class A." Series D, Class One: Treasury Obligations Fund, "Class Y." Series D, Class Two: Treasury Obligations Fund, "Class D." Series D, Class Three: Treasury Obligations Fund, "Class A." Series F, Class One: Tax Free Money Market Fund, "Class A." Series F, Class Two: Tax Free Money Market Fund, "Class B." Series F, Class Three: Tax Free Money Market Fund, "Class Y." Series F, Class Four: Tax Free Money Market Fund, "Class D."

            Section 1.02. Registered Office. The registered office of the corporation in Minnesota shall be that set forth in the Articles of Incorporation or in the most recent amendment of the Articles of Incorporation or resolution of the directors filed with the Secretary of State of Minnesota changing the registered office.

            Section 1.03. Other Offices. The corporation may have such other offices, within or without the State of Minnesota, as the directors shall, from time to time, determine.

            Section 1.04. Corporate Seal. The corporate seal shall be circular in form and shall have inscribed thereon the name of the corporation and the word "Minnesota" and the words "Corporate Seal." The form of the seal shall be subject to alteration by the Board of Directors, and the seal may be used by causing it or a facsimile to be impressed or affixed or printed or otherwise reproduced. Any officer or director of the corporation shall have authority to affix the corporate seal of the corporation to any document requiring the same.

                                   ARTICLE II.
                            MEETINGS OF SHAREHOLDERS

            Section 2.01. Place and Time of Meeting. Except as provided otherwise by Minnesota Statutes Chapter 302A, meetings of the shareholders may be held at any place, within or without the State of Minnesota, designated by the directors and, in the absence of such designation, shall be held at the registered office of the corporation in the State of Minnesota. The directors shall designate the time of day for each meeting and, in the absence of such designation, every meeting of shareholders shall be held at ten o'clock a.m.

            Section 2.02. Regular Meetings. Annual meetings of shareholders are not required by these Bylaws. Regular meetings shall be held only with such frequency and at such times and places as provided in and required by Minnesota Statutes Section 302A.431.

            Section 2.03. Special Meetings. Special meetings of the shareholders may be held at any time and for any purpose and may be called by the Chairman of the Board, the President, any two directors, or by one or more shareholders holding ten percent (10%) or more of the shares entitled to vote on the matters to be presented to the meeting.

            Section 2.04. Quorum, Adjourned Meetings. The holders of ten percent (10%) of the shares outstanding and entitled to vote shall constitute a quorum for the transaction of business at any regular or special meeting. In case a quorum shall not be present at a meeting, those present in person or by proxy shall adjourn the meeting to such day as they shall, by majority vote, agree upon without further notice other than by announcement at the meeting at which such adjournment is taken. If a quorum is present, a meeting may be adjourned from time to time without notice other than announcement at the meeting. At adjourned meetings at which a quorum is present, any business may be transacted which might have been transacted at the meeting as originally noticed. If a quorum is present, the shareholders may continue to transact business until adjournment notwithstanding the withdrawal of enough shareholders to leave less than a quorum.

            Section 2.05. Voting. At each meeting of the shareholders, every shareholder having the right to vote shall be entitled to vote either in person or by proxy. Each shareholder, unless the Articles of Incorporation provide otherwise, shall have one vote for each share having voting power registered in his name on the books of the corporation. Except as otherwise specifically provided by these Bylaws or as required by provisions of the Investment Company Act of 1940 or other applicable laws, all questions shall be decided by a majority vote of the number of shares entitled to vote and represented at the meeting at the time of the vote. If the matter(s) to be presented at a regular or special meeting relates only to particular classes or series of the corporation, then only the shareholders of such classes or series are entitled to vote on such matter(s).

            Section 2.06. Voting - Proxies. The right to vote by proxy shall exist only if the instrument authorizing such proxy to act shall have been executed in writing by the shareholder himself or by his attorney thereunto duly authorized in writing. No proxy shall be voted after eleven months from its date unless it provides for a longer period.

            Section 2.07. Closing of Books. The Board of Directors may fix a time, not exceeding sixty (60) days preceding the date of any meeting of shareholders, as a record date for the determination of the shareholders entitled to notice of, and to vote at, such meeting, notwithstanding any transfer of shares on the books of the corporation after any record date so fixed. The Board of Directors may close the books of the corporation against the transfer of shares during the whole or any part of such period. If the Board of Directors fails to fix a record date for determination of the shareholders entitled to notice of, and to vote at, any meeting of shareholders, the record date shall be the thirtieth (30th) day preceding the date of such meeting.

            Section 2.08. Notice of Meetings. There shall be mailed to each shareholder, shown by the books of the corporation to be a holder of record of voting shares, at his address as shown by the books of the corporation, a notice setting out the date, time and place of each regular meeting and each special meeting, except where the meeting is an adjourned meeting and the date, time and place of the meeting were announced at the time of adjournment, which notice shall be mailed within the period required by law. Every notice of any special meeting shall state the purpose or purposes for which the meeting has been called, pursuant to Section 2.03, and the business transacted at all special meetings shall be confined to the purpose stated in such notice.

            Section 2.09. Waiver of Notice. Notice of any regular or special meeting may be waived either before, at or after such meeting orally or in a writing signed by each shareholder or representative thereof entitled to vote the shares so represented. A shareholder by his attendance at any meeting of shareholders, shall be deemed to have waived notice of such meeting, except where the shareholder objects at the beginning of the meeting to the transaction of business because the item may not lawfully be considered at that meeting and does not participate at that meeting in the consideration of the item at that meeting.

            Section 2.10. Written Action. Any action which might be taken at a meeting of the shareholders may be taken without a meeting if done in writing and signed by all of the shareholders entitled to vote on that action. If the action to be taken relates to particular classes or series of the corporation, then only shareholders of such classes or series are entitled to vote on such action.

                                  ARTICLE III.
                                    DIRECTORS

            Section 3.01. Number, Qualification and Term of Office. Until the first meeting of shareholders, the number of directors shall be the number named in the Articles of Incorporation. Thereafter, the number of directors shall be established by resolution of the shareholders (subject to the authority of the Board of Directors to increase or decrease the number of directors as permitted by law). In the absence of such shareholder resolution, the number of directors shall be the number last fixed by the shareholders, the Board of Directors or the Articles of Incorporation. Directors need not be shareholders. Each of the directors shall hold office until the regular meeting of shareholders next held after his election and until his successor shall have been elected and shall qualify, or until the earlier death, resignation, removal or disqualification of such director.

            Section 3.02. Election of Directors. Except as otherwise provided in Sections 3.11 and 3.12 hereof, the directors shall be elected at the regular shareholders' meeting. In the event that directors are not elected at a regular shareholders' meeting, then directors may be elected at a special shareholders' meeting, provided that the notice of such meeting shall contain mention of such purpose. At each shareholders' meeting for the election of directors, the directors shall be elected by a plurality of the votes validly cast at such election. Each holder of shares of each class or series of stock of the corporation shall be entitled to vote for directors and shall have equal voting power for each share of each class or series of the corporation.

            Section 3.03. General Powers.

            (a) Except as otherwise permitted by statute, the property, affairs and business of the corporation shall be managed by the Board of Directors, which may exercise all the powers of the corporation except those powers vested solely in the shareholders of the corporation by statute, the Articles of Incorporation or these Bylaws, as amended.

            (b) All acts done by any meeting of the Directors or by any person acting as a director, so long as his successor shall not have been duly elected or appointed, shall, notwithstanding that it be afterwards discovered that there was some defect in the election of the directors or such person acting as aforesaid or that they or any of them were disqualified, be as valid as if the directors or such other person, as the case may be, had been duly elected and were or was qualified to be directors or a director of the corporation.

            Section 3.04. Power to Declare Dividends.

            (a) The Board of Directors, from time to time as they may deem advisable, may declare and pay dividends in cash or other property of the corporation, out of any source available for dividends, to the shareholders of each class or series of stock of the corporation according to their respective rights and interests in the investment portfolio of the corporation issuing such class or series of stock.

            (b) The Board of Directors shall cause to be accompanied by a written statement any dividend payment wholly or partly from any source other than

(i) the accumulated and accrued undistributed net income of each class or series (determined in accordance with generally accepted accounting practice and the rules and regulations of the Securities and Exchange Commission then in effect) and not including profits or losses realized upon the sale of securities or other properties; or

(ii) the net income of each class or series so determined for the current or preceding fiscal year. Such statement shall adequately disclose the source or sources of such payment and the basis of calculation and shall be in such form as the Securities and Exchange Commission may prescribe.

            (c) Notwithstanding the above provisions of this Section 3.04, the Board of Directors may at any time declare and distribute pro rata among the shareholders of each class or series of stock a "stock dividend" out of the authorized but unissued shares of stock of each class or series, including any shares previously purchased by a class or series of the corporation.

            Section 3.05. Board Meetings. Meetings of the Board of Directors may be held from time to time at such time and place within or without the State of Minnesota as may be designated in the notice of such meeting.

            Section 3.06. Calling Meetings, Notice. A director may call a board meeting by giving ten (10) days notice to all directors of the date, time and place of the meeting; provided that if the day or date, time and place of a board meeting have been announced at a previous meeting of the board, no notice is required.

            Section 3.07. Waiver of Notice. Notice of any meeting of the Board of Directors may be waived by any director either before, at or after such meeting orally or in a writing signed by such director. A director, by his attendance and participation in the action taken at any meeting of the Board of Directors, shall be deemed to have waived notice of such meeting, except where the director objects at the beginning of the meeting to the transaction of business because the item may not lawfully be considered at that meeting and does not participate at that meeting in the consideration of the item at that meeting.

            Section 3.08. Quorum. A majority of the directors holding office immediately prior to a meeting of the Board of Directors shall constitute a quorum for the transaction of business at such meeting; provided however, notwithstanding the above, if the Board of Directors is taking action pursuant to the Investment Company Act of 1940, as now enacted or hereafter amended, a majority of directors who are not "interested persons" (as defined by the Investment Company Act of 1940, as now enacted or hereafter amended) of the corporation shall constitute a quorum for taking such action.

            Section 3.09. Advance Consent or Opposition. A director may give advance written consent or opposition to a proposal to be acted on at a meeting of the Board of Directors. If such director is not present at the meeting, consent or opposition to a proposal does not constitute presence for purposes of determining the existence of a quorum, but consent or opposition shall be counted as a vote in favor of or against the proposal and shall be entered in the minutes or other record of action at the meeting, if the proposal acted on at the meeting is substantially the same or has substantially the same effect as the proposal to which the director has consented or objected. This procedure shall not be used to act on any investment advisory agreement or plan of distribution adopted under Rule 12b-1 of the Investment Company Act of 1940, as amended.

            Section 3.10. Conference Communications. Any or all directors may participate in any meeting of the Board of Directors, or of any duly constituted committee thereof, by any means of communication through which the directors may simultaneously hear each other during such meeting. For the purposes of establishing a quorum and taking any action at the meeting, such directors participating pursuant to this Section 3.11 shall be deemed present in person at the meeting, and the place of the meeting shall be the place of origination of the conference communication. This procedure shall not be used to act on any investment advisory agreement or plan of distribution adopted under Rule 12b-1 of the Investment Company Act of 1940, as amended.

            Section 3.11. Vacancies; Newly Created Directorships. Vacancies in the Board of Directors of this corporation occurring by reason of death, resignation, removal or disqualification shall be filled for the unexpired term by a majority of the remaining directors of the Board although less than a quorum; newly created directorships resulting from an increase in the authorized number of directors by action of the Board of Directors as permitted by Section
3.01 may be filled by a two-thirds (2/3) vote of the directors serving at the time of such increase; and each person so elected shall be a director until his successor is elected by the shareholders at their next regular or special meeting; provided, however, that no vacancy can be filled as provided above if prohibited by the provisions of the Investment Company Act of 1940.

            Section 3.12. Removal. The entire Board of Directors or an individual director may be removed from office, with or without cause, by a vote of the shareholders holding a majority of the shares entitled to vote at an election of directors. In the event that the entire Board or any one or more directors be so removed, new directors shall be elected at the same meeting, or the remaining directors may, to the extent vacancies are not filled at such meeting, fill any vacancy or vacancies created by such removal. A director named by the Board of Directors to fill a vacancy may be removed from office at any time, with or without cause, by the affirmative vote of the remaining directors if the shareholders have not elected directors in the interim between the time of the appointment to fill such vacancy and the time of the removal.

            Section 3.13. Committees. A resolution approved by the affirmative vote of a majority of the Board of Directors may establish committees having the authority of the board in the management of the business of the corporation to the extent provided in the resolution. A committee shall consist of one or more persons, who need not be directors, appointed by affirmative vote of a majority of the directors present. Committees are subject to the direction and control of, and vacancies in the membership thereof shall be filled by, the Board of Directors.

            Except as set forth in the following paragraph, a majority of the members of the committee present at a meeting is a quorum for the transaction of business, unless a larger or smaller proportion or number is provided in a resolution approved by the affirmative vote of a majority of the directors present.

            If a Pricing Committee is appointed, a quorum of such committee shall consist of one member of the committee.

            Section 3.14. Written Action. Any action which might be taken at a meeting of the Board of Directors, or any duly constituted committee thereof, may be taken without a meeting if done in writing and signed by all of the directors or committee members.

            Section 3.15. Compensation. Directors shall receive such fixed sum per meeting attended or such fixed annual sum as shall be determined, from time to time, by resolution of the Board of Directors. All directors shall receive their expenses, if any, of attendance at meetings of the Board of Directors or any committee thereof. Nothing herein contained shall be construed to preclude any director from serving this corporation in any other capacity and receiving proper compensation therefor.


                                   ARTICLE IV.
                 OFFICERS AND CHAIRMAN OF THE BOARD OF DIRECTORS

            Section 4.01. Number. The officers of the corporation shall consist of the President, one or more Vice Presidents (if desired by the Board), a Secretary, a Treasurer and such other officers and agents as may, from time to time, be elected by the Board of Directors. Any number of offices may be held by the same person.

            Section 4.02. Election, Term of Office and Qualifications. The Board of Directors shall elect, from within or without their number, the officers referred to in Section 4.01 of these Bylaws, each of whom shall have the powers, rights, duties, responsibilities and terms in office provided for in these Bylaws or a resolution of the Board not inconsistent therewith. The President and all other officers who may be directors shall continue to hold office until the election and qualification of their successors, notwithstanding an earlier termination of their directorship.

            Section 4.03. Resignation. Any officer (or the Chairman of the Board of Directors) may resign his office at any time by delivering a written resignation to the corporation. Unless otherwise specified therein, such resignation shall take effect upon delivery.

            Section 4.04. Removal and Vacancies. Any officer (or the Chairman of the Board of Directors) may be removed from his office by a majority of the Board of Directors with or without cause. Such removal, however, shall be without prejudice to the contract rights of the person so removed. If there be a vacancy among the officers (or the Chairman of the Board of Directors) of the corporation by reason of death, resignation or otherwise, such vacancy shall be filled for the unexpired term by the Board of Directors.

            Section 4.05. Chairman of the Board. The Board of Directors may elect one of its members as Chairman of the Board. The Chairman of the Board, if one is elected, shall preside at all meetings of the shareholders and directors and shall have such other duties as may be prescribed, from time to time, by the Board of Directors. The Chairman of the Board of

Directors will under no circumstances be deemed to be an "officer" of the corporation, and an individual serving as Chairman of the Board of Directors will not be deemed to be an "affiliated person" with respect to the corporation (under the Investment Company Act of 1940, as amended) solely by virtue of such person's position as Chairman of the Board of Directors of the corporation.

            Section 4.06. President. The President shall have general active management of the business of the corporation. In the absence of the Chairman of the Board, he shall preside at all meetings of the shareholders and directors. He shall be the chief executive officer of the corporation and shall see that all orders and resolutions of the Board of Directors are carried into effect. He shall be ex officio a member of all standing committees. He may execute and deliver, in the name of the corporation, any deeds, mortgages, bonds, contracts or other instruments pertaining to the business of the corporation and, in general, shall perform all duties usually incident to the office of the President. He shall have such other duties as may, from time to time, be prescribed by the Board of Directors.

            Section 4.07. Vice President. Each Vice President shall have such powers and shall perform such duties as may be specified in the Bylaws or prescribed by the Board of Directors or by the President. In the event of absence or disability of the President, Vice Presidents shall succeed to his power and duties in the order designated by the Board of Directors.

            Section 4.08. Secretary. The Secretary shall be secretary of, and shall attend, all meetings of the shareholders and Board of Directors and shall record all proceedings of such meetings in the minute book of the corporation. He shall give proper notice of meetings of shareholders and directors. He shall keep the seal of the corporation and shall affix the same to any instrument requiring it and may, when necessary, attest the seal by his signature. He shall perform such other duties as may, from time to time, be prescribed by the Board of Directors or by the President.

            Section 4.09. Treasurer. The Treasurer shall be the chief financial officer and shall keep accurate accounts of all money of the corporation received or disbursed. He shall deposit all moneys, drafts and checks in the name of, and to the credit of, the corporation in such banks and depositories as a majority of the Board of Directors shall, from time to time, designate. He shall have power to endorse, for deposit, all notes, checks and drafts received by the corporation. He shall disburse the funds of the corporation, as ordered by the Board of Directors, making proper vouchers therefor. He shall render to the President and the directors, whenever required, an account of all his transactions as Treasurer and of the financial condition of the corporation, and shall perform such other duties as may, from time to time, be prescribed by the Board of Directors or by the President.

            Section 4.10. Assistant Secretaries. At the request of the Secretary, or in his absence or disability, any Assistant Secretary shall have power to perform all the duties of the Secretary, and, when so acting, shall have all the powers of, and be subject to all restrictions upon, the Secretary. The Assistant Secretaries shall perform such other duties as from time to time may be assigned to them by the Board of Directors or the President.

            Section 4.11. Assistant Treasurers. At the request of the Treasurer, or in his absence or disability, any Assistant Treasurer shall have power to perform all the duties of the Treasurer, and when so acting, shall have all the powers of, and be subject to all the restrictions upon, the Treasurer. The Assistant Treasurers shall perform such other duties as from time to time may be assigned to them by the Board of Directors or the President.

            Section 4.12. Compensation. The officers (and the Chairman of the Board of Directors) of this corporation shall receive such compensation for their services as may be determined, from time to time, by resolution of the Board of Directors.

            Section 4.13. Surety Bonds. The Board of Directors may require any officer or agent of the corporation to execute a bond (including, without limitation, any bond required by the Investment Company Act of 1940 and the rules and regulations of the Securities and Exchange Commission) to the corporation in such sum and with such surety or sureties as the Board of Directors may determine, conditioned upon the faithful performance of his duties to the corporation, including responsibility for negligence and for the accounting of any of the corporation's property, funds or securities that may come into his hands. In any such case, a new bond of like character shall be given at least every six years, so that the dates of the new bond shall not be more than six years subsequent to the date of the bond immediately preceding.


                                   ARTICLE V.
                    SHARES AND THEIR TRANSFER AND REDEMPTION

            Section 5.01. Certificate for Shares.

            (a) The corporation may have certificated or uncertificated shares, or both, as designated by resolution of the Board of Directors. Every owner of certificated shares of the corporation shall be entitled to a certificate, to be in such form as shall be prescribed by the Board of Directors, certifying the number of shares of the corporation owned by him. Within a reasonable time after the issuance or transfer of uncertificated shares, the corporation shall send to the new shareholder the information required to be stated on certificates. Certificated shares shall be numbered in the order in which they shall be issued and shall be signed, in the name of the corporation, by the President or a Vice President and by the Secretary or an Assistant Secretary or by such officers as the Board of Directors may designate. Such signatures may be by facsimile if authorized by the Board of Directors. Every certificate surrendered to the corporation for exchange or transfer shall be cancelled, and no new certificate or certificates shall be issued in exchange for any existing certificate until such existing certificate shall have been so cancelled, except in cases provided for in Section 5.08.

            (b) In case any officer, transfer agent or registrar who shall have signed any such certificate, or whose facsimile signature has been placed thereon, shall cease to be such an officer (because of death, resignation or otherwise) before such certificate is issued, such certificate may be issued and delivered by the corporation with the same effect as if he were such officer, transfer agent or registrar at the date of issue.

            Section 5.02. Issuance of Shares. The Board of Directors is authorized to cause to be issued shares of the corporation up to the full amount authorized by the Articles of Incorporation in such classes or series and in such amounts as may be determined by the Board of Directors and as may be permitted by law. No shares shall be allotted except in consideration of cash or other property, tangible or intangible, received or to be received by the corporation under a written agreement, of services rendered or to be rendered to the corporation under a written agreement, or of an amount transferred from surplus to stated capital upon a share dividend. At the time of such allotment of shares, the Board of Directors making such allotments shall state, by resolution, their determination of the fair value to the corporation in monetary terms of any consideration other than cash for which shares are alloted. No shares of stock issued by the corporation shall be issued, sold or exchanged by or on behalf of the corporation for any amount less than the net asset value per share of the shares outstanding as determined pursuant to Article X hereunder.

            Section 5.03. Redemption of Shares. Upon the demand of any shareholder, this corporation shall redeem any share of stock issued by it held and owned by such shareholder at the net asset value thereof as determined pursuant to Article X hereunder. The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when: (a) trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency as defined by rules of the Securities and Exchange Commission exists, making disposal of portfolio securities or valuation of net assets of the corporation not reasonably practicable.

            If following a redemption request by any shareholder of this corporation, the value of such shareholder's interest in the corporation falls below the required minimum investment, as may be set from time to time by the Board of Directors, the corporation's officers are authorized, in their discretion and on behalf of the corporation, to redeem such shareholder's entire interest and remit such amount, provided that such a redemption will only be effected by the corporation following: (a) a redemption by a shareholder, which causes the value of such shareholder's interest in the corporation to fall below the required minimum investment; (b) the mailing by the corporation to such shareholder of a "notice of intention to redeem"; and (c) the passage of at least sixty (60) days from the date of such mailing, during which time the shareholder will have the opportunity to make an additional investment in the corporation to increase the value of such shareholder's account to at least the required minimum investment.

            Section 5.04. Transfer of Shares. Transfer of shares on the books of the corporation may be authorized only by the shareholder named in the certificate, or the shareholder's legal representative, or the shareholder's duly authorized attorney-in-fact, and upon surrender of the certificate or the certificates for such shares or a duly executed assignment covering shares held in unissued form. The corporation may treat, as the absolute owner of shares of the corporation, the person or persons in whose name shares are registered on the books of the corporation.

            Section 5.05. Registered Shareholders. The corporation shall be entitled to treat the holder of record of any share or shares of stock as the holder in fact thereof and accordingly shall not be bound to recognize any equitable or other claim to or interest in such share on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise expressly provided by the laws of Minnesota.

            Section 5.06. Transfer of Agents and Registrars. The Board of Directors may from time to time appoint or remove transfer agents and/or registrars of transfers of shares of stock of the corporation, and it may appoint the same person as both transfer agent and registrar. Upon any such appointment being made all certificates representing shares of capital stock thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars of transfers or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar, only one countersignature by such person shall be required.

            Section 5.07. Transfer Regulations. The shares of stock of the corporation may be freely transferred, and the Board of Directors may from time to time adopt rules and regulations with reference to the method of transfer of shares of stock of the corporation.

            Section 5.08. Lost, Stolen, Destroyed and Mutilated Certificates. The holder of any stock of the corporation shall immediately notify the corporation of any loss, theft, destruction or mutilation of any certificate therefor, and the Board of Directors may, in its discretion, cause to be issued to him a new certificate or certificates of stock, upon the surrender of the mutilated certificate or in case of loss, theft or destruction of the certificate upon satisfactory proof of such loss, theft or destruction. A new certificate or certificates of stock will be issued to the owner of the lost, stolen or destroyed certificate only after such owner, or his legal representatives, gives to the corporation and to such registrar or transfer agent as may be authorized or required to countersign such new certificate or certificates a bond, in such sum as they may direct, and with such surety or sureties, as they may direct, as indemnity against any claim that may be made against them or any of them on account of or in connection with the alleged loss, theft or destruction of any such certificate.


                                   ARTICLE VI.
                                    DIVIDENDS

            Section 6.01. The net investment income of each class or series of the corporation will be determined, and its dividends shall be declared and made payable at such time(s) as the Board of Directors shall determine; dividends shall be payable to shareholders of record as of the date of declaration.

            It shall be the policy of each class or series of the corporation to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code, so that such class or series will not be subjected to federal income tax on such part of its income or capital gains as it distributes to shareholders.

                                  ARTICLE VII.
                      BOOKS AND RECORDS, AUDIT, FISCAL YEAR

            Section 7.01. Share Register. The Board of Directors of the corporation shall cause to be kept at its principal executive office, or at another place or places within the United States determined by the board:

            (1) a share register not more than one year old, containing the names and addresses of the shareholders and the number and classes or series of shares held by each shareholder; and

            (2) a record of the dates on which certificates or transaction statements representing shares were issued.

            Section 7.02. Other Books and Records. The Board of Directors shall cause to be kept at its principal executive office, or, if its principal executive office is not in Minnesota, shall make available at its registered office within ten days after receipt by an officer of the corporation of a written demand for them made by a shareholder or other person authorized by Minnesota Statutes Section 302A.461, originals or copies of:

            (1) records of all proceedings of shareholders for the last three years;

            (2) records of all proceedings of the Board of Directors for the last three years;

            (3)   its articles and all amendments currently in effect;

            (4)   its bylaws and all amendments currently in effect;

            (5) financial statements required by Minnesota Statutes Section 302A.463 and the financial statement for the most recent interim period prepared in the course of the operation of the corporation for distribution to the shareholders or to a governmental agency as a matter of public record;

            (6) reports made to shareholders generally within the last three years;

            (7) a statement of the names and usual business addresses of its directors and principal officers;

            (8) any shareholder voting or control agreements of which the corporation is aware; and

            (9) such other records and books of account as shall be necessary and appropriate to the conduct of the corporate business.

            Section 7.03. Audit; Accountant.

            (a) The Board of Directors shall cause the records and books of account of the corporation to be audited at least once in each fiscal year and at such other times as it may deem necessary or appropriate.

            (b) The corporation shall employ an independent public accountant or firm of independent public accountants as its Accountant to examine the accounts of the corporation and to sign and certify financial statements filed by the corporation. The Accountant's certificates and reports shall be addressed both to the Board of Directors and to the shareholders.

            (c) A majority of the members of the Board of Directors shall select the Accountant annually at a meeting held within thirty (30) days before or after the beginning of the fiscal year of the corporation or before the regular shareholders' meeting in that year. Such selection shall be submitted for ratification or rejection at the next succeeding regular shareholders' meeting. If such meeting shall reject such selection, the Accountant shall be selected by majority vote, either at the meeting at which the rejection occurred or at a subsequent meeting of shareholders called for the purpose.

            (d) Any vacancy occurring between annual meetings, due to the death, resignation or otherwise of the Accountant, may be filled by the Board of Directors.

            Section 7.04. Fiscal Year. The fiscal year of the corporation shall be determined by the Board of Directors.


                                  ARTICLE VIII.
                       INDEMNIFICATION OF CERTAIN PERSONS

            Section 8.01. The corporation shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended.


                                   ARTICLE IX.
                              VOTING OF STOCK HELD

            Section 9.01. Unless otherwise provided by resolution of the Board of Directors, the President, any Vice President, the Secretary or the Treasurer, may from time to time appoint an attorney or attorneys or agent or agents of the corporation, in the name and on behalf of the corporation, to cast the votes which the corporation may be entitled to cast as a stockholder or otherwise in any other corporation or association, any of whose stock or securities may be held by the corporation, at meetings of the holders of the stock or other securities of any such other corporation or association, or to consent in writing to any action by any such other corporation or association, and may instruct the person or persons so appointed as to the manner of casting such votes or giving such consent, and may execute or cause to be executed on behalf of the corporation and under its corporate seal, or otherwise, such written proxies, consents, waivers or other instruments as it may deem necessary or proper; or any of such officers may themselves attend any meeting of the holders of stock or other securities of any such corporation or association and thereat vote or exercise any or all other rights of the corporation as the holder of such stock or other securities of such other corporation or association, or consent in writing to any action by any such other corporation or association.


                                   ARTICLE X.
                          VALUATION OF NET ASSET VALUE

            10.01. The net asset value per share of each class or series of stock of the corporation shall be determined in good faith by or under supervision of the officers of the corporation as authorized by the Board of Directors as often and on such days and at such time(s) as the Board of Directors shall determine, or as otherwise may be required by law, rule, regulation or order of the Securities and Exchange Commission.


                                   ARTICLE XI.
                                CUSTODY OF ASSETS

            Section 11.01. All securities and cash owned by this corporation shall, as hereinafter provided, be held by or deposited with a bank or trust company having (according to its last published report) not less than Two Million Dollars ($2,000,000) aggregate capital, surplus and undivided profits (the "Custodian").

            This corporation shall enter into a written contract with the custodian regarding the powers, duties and compensation of the Custodian with respect to the cash and securities of this corporation held by the Custodian. Said contract and all amendments thereto shall be approved by the Board of Directors of this corporation. In the event of the Custodian's resignation or termination, the corporation shall use its best efforts promptly to obtain a successor Custodian and shall require that the cash and securities owned by this corporation held by the Custodian be delivered directly to such successor Custodian.


                                  ARTICLE XII.
                                   AMENDMENTS

            Section 12.01. These Bylaws may be amended or altered by a vote of the majority of the Board of Directors at any meeting provided that notice of such proposed amendment shall have been given in the notice given to the directors of such meeting. Such authority in the Board of Directors is subject to the power of the shareholders to change or repeal such bylaws by a majority vote of the shareholders present or represented at any regular or special meeting of shareholders called for such purpose, and the Board of Directors shall not make or alter any Bylaws fixing a quorum for meetings of shareholders, prescribing procedures for removing directors or filling vacancies in the Board of Directors, or fixing the number of directors or their classifications, qualifications or terms of office, except that the Board of Directors may adopt or amend any Bylaw to increase or decrease their number.


                                  ARTICLE XIII.
                                  MISCELLANEOUS

            Section 13.01. Interpretation. When the context in which words are used in these Bylaws indicates that such is the intent, singular words will include the plural and vice versa, and masculine words will include the feminine and neuter genders and vice versa.

            Section 13.02. Article and Section Titles. The titles of Sections and Articles in these Bylaws are for descriptive purposes only and will not control or alter the meaning of any of these Bylaws as set forth in the text.

                                                                  Exhibit (g)(5)

                        SUPPLEMENT TO CUSTODIAN AGREEMENT

                           FIRST AMERICAN FUNDS, INC.

                         U.S. BANK NATIONAL ASSOCIATION

            WHEREAS, First American Funds, Inc., a mutual fund organized as a Minnesota corporation (hereinafter called the "Fund"), and First Trust National Association, a national banking association organized and existing under the laws of the United States of America, previously entered into that Custodian Agreement dated September 20, 1993. (the "Custodian Agreement"); and

            WHEREAS, First Trust National Association, with the consent of the Fund, assigned its rights and obligations under the Custodian Agreement to U.S. Bank National Association, a national banking association organized and existing under the laws of the United States of America (the "Custodian") by an Assignment and Assumption Agreement dated as of May 1, 1998; and

            WHEREAS, the Fund and the Custodian wish to supplement the Custodian Agreement as set forth herein.

            NOW, THEREFORE, the Fund and the Custodian hereby agree that:

            1. Custodian shall hold harmless and indemnify Fund from and against any claims, loss, liability or expense (collectively a "Claim") arising out of Custodian's failure to comply with the terms of this Agreement or arising out of Custodian's negligence, willful misconduct, or bad faith. Custodian shall not be liable for consequential, special or punitive damages. Custodian may reasonably request and obtain the advice and opinion of counsel for Fund, or of its own counsel with respect to questions or matters of law, and it shall be without liability to Fund for any action taken or omitted by it in good faith, in conformity with such advice or opinion.

            2. The Fund agrees to indemnify and hold the Custodian harmless from and against any Claim arising from the Custodian's performance of its duties hereunder or its actions taken at the direction of the Fund, provided that the Custodian shall not be indemnified for any Claim arising out of Custodian's failure to comply with the terms of this Agreement or arising out of Custodian's negligence, bad faith or willful misconduct. Fund shall not be liable for consequential, special or punitive damages.

            3. Custodian may rely upon the advice of Fund and upon statements of Fund's accountants and other persons believed by it in good faith, to be expert in matters upon which they are consulted, and Custodian shall not be liable for any actions taken, in good faith without negligence upon such statements.

            4. If Fund requires Custodian in any capacity to take, with respect to any securities, any action which involves the payment of money by it, or which in Custodian's opinion might make it or its nominee liable for payment of monies or in any other way, Custodian, upon notice to Fund given prior to such actions, shall be and be kept indemnified by Fund in an amount and form satisfactory to Custodian against any liability on account of such action.

            5. Custodian shall be entitled to receive, and Fund agrees to pay to Custodian, on demand, reimbursement for such cash disbursements, costs and expenses as may be agreed upon from time to time by Custodian and Fund.

            6. Custodian shall be protected in acting as custodian hereunder upon any instructions, advice, notice, request, consent, certificate or other instrument or paper reasonably appearing to it to be genuine and to have been properly executed and shall, unless otherwise specifically provided herein, be entitled to receive as conclusive proof of any fact or matter required to be ascertained from Fund hereunder, a certificate signed by the Fund's President, or other officer specifically authorized for such purpose.

            7. Without limiting the generality of the foregoing, Custodian shall be under no duty or obligation to inquire into, and shall not be liable for:

                  a. The validity of the issue of any securities purchased by or for Fund, the legality of the purchase thereof or evidence of ownership required by Fund to be received by Custodian, or the propriety of the decision to purchase or amount paid therefore; or

                  b. The legality of the sale of any securities by or for Fund, or the propriety of the amount for which the same are sold.

            8. Custodian shall not be liable for any loss or diminution of securities by reason of investment experience or for its actions taken in reliance upon an instruction from Fund.

            9. Custodian shall not be liable for, or considered to be Custodian of, any money represented by any check, draft, wire transfer, clearing house funds, uncollected funds, or instrument for the payment or money received by it on behalf of Fund, until Custodian actually receives such money, provided only that it shall advise Fund promptly if it fails to receive any such money in the ordinary course of business, and use its best efforts and cooperate with Fund toward the end that such money shall be received.

            10. Custodian shall not be responsible for loss occasioned by the acts, neglect, defaults or insolvency of any broker, bank trust company, or any other person with whom

                  Custodian may deal in the absence of negligence, or bad faith on the part of Custodian. IN WITNESS WHEREOF, the parties have caused this Supplement to be duly executed and delivered as of ______________, _____.

                                       FIRST AMERICAN FUNDS, INC.


                                       By
                                          --------------------------------------
                                          Its
                                              ----------------------------------

                                       U.S. BANK NATIONAL ASSOCIATION


                                       By
                                          --------------------------------------
                                          Its
                                              ----------------------------------

                                                                  Exhibit (h)(1)

                            ADMINISTRATION AGREEMENT

            THIS AGREEMENT, made as of this ___ day of ____________, by and between First American Funds, Inc., a Minnesota corporation (the "Fund"), and U.S. Bank National Association, a national banking association organized and existing under the laws of the United States of America (the "Administrator").

            WHEREAS, the Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares of Common Stock; and

            WHEREAS, the Fund desires the Administrator to provide, and the Administrator is willing to provide, administrative and other services as set forth herein to such portfolios of the Fund as the Fund and the Administrator may agree ("Portfolios") and as listed on the schedules attached hereto ("Schedules") and made a part of this Agreement, on the terms and conditions hereinafter set forth;

            NOW, THEREFORE, in consideration of the premises and the covenants hereinafter contained, the Fund and the Administrator hereby agree as follows:

            ARTICLE 1. Retention of the Administrator. The Fund hereby retains the Administrator to act as the administrator of the Portfolios and to furnish the Portfolios with the administrative and other services set forth in Article 2 below. The Administrator hereby accepts such employment to perform the duties set forth below.

            The Administrator shall, for all purposes herein, be deemed to be an independent contractor and, unless otherwise expressly provided or authorized, shall have no authority to act for or represent the Fund in any way and shall not be deemed an agent of the Fund.

            ARTICLE 2. Administrative Services. The Administrator shall perform, or supervise the performance by others of, administrative and other services as set forth herein in connection with the operations of the Portfolios. The Administrator is authorized to appoint and compensate from its resources one or more other entities to perform such services on a subcontracted basis in connection with the operations of the Portfolios and, on behalf of the Fund, will investigate, assist in the selection of and conduct relations with custodians, depositories, accountants, legal counsel, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the Portfolios' operations. If the Administrator appoints one or more other entities to perform services called for by this Agreement on a subcontracted basis as aforesaid, the Administrator nevertheless shall remain liable to the Fund and the Portfolios for the acts and omissions of such other entities as if the Administrator itself performed such services.

            (A) Administrative and Accounting Services. The Administrator shall provide the Fund with regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities (including facilities for Shareholders' and Directors' meetings) for handling the affairs of the Portfolios and such other services as the Administrator shall, from time to time, determine to be necessary to perform its obligations under this Agreement. In addition, at the request of the Board of Directors, the Administrator shall make reports to the Fund's Directors concerning the performance of its obligations hereunder including such activities as are set forth on Exhibit A hereto, as amended by agreement of the parties from time to time.

Without limiting the generality of the foregoing, the Administrator shall:

      (a) calculate Fund expenses and control all disbursements for the Fund, and as appropriate compute the Fund's yields, total return, expense ratios, portfolio turnover rate and, if required, portfolio average dollar-weighted maturity;

      (b) assist outside Fund counsel with preparation of prospectuses, statements of additional information, registration statements and proxy materials;

      (c) prepare such reports, applications and documents (including reports regarding the sale and redemption of shares as may be required in order to comply with Federal and state securities law) as may be necessary or desirable to register the Fund's shares with state securities authorities, monitor sale of Fund shares for compliance with state securities laws, and file with the appropriate securities authorities the registration statements and reports for the Fund and the Fund's shares and all amendments thereto, as may be necessary or convenient to register and keep effective the Fund and the Fund's shares with state securities authorities to enable the Fund to make a continuous offering of its shares;

      (d) develop and prepare communications to shareholders, including the annual report to shareholders, coordinate mailing prospectuses, notices, proxy statements, proxies and other reports to Fund shareholders, and supervise and facilitate the solicitation of proxies solicited by the Fund for all shareholder meetings, including the tabulation process for shareholder meetings;

      (e) prepare, negotiate, and administer contracts on behalf of the Fund with, among others, the Fund's distributor, subject to any approvals or reapprovals by the Fund's Board of Directors required by applicable law or Board procedures;

      (f) maintain the Fund's general ledger and prepare the Fund's financial statements, including expense accruals and payments, determine the net asset value of the Fund's assets and of the Fund's shares, and provide for the payment of dividends and other distributions to shareholders;

      (g) calculate performance data of the Fund and the Portfolios for dissemination to information services covering the investment company industry;

      (h) coordinate and supervise the preparation and filing of the Fund's tax returns;

      (i) examine and review the operations and performance of the various organizations providing services to the Fund or any Portfolio directly or on a subcontracted basis as provided for herein including, without limitation, the Fund's distributor, transfer agent, accounting services agent, outside Fund counsel and independent public accountants, and at the request of the Board of Directors, report to the Board on the performance of such organizations;

      (j) provide for and coordinate the layout and printing of publicly disseminated prospectuses and the Fund's semi-annual and annual reports to shareholders;

      (k) provide internal legal and administrative services as requested by the Fund from time to time;

      (l) provide for and coordinate the design, development, and operation of the Fund, including new portfolio and class investment objectives, policies and structure;

      (m) provide individuals reasonably acceptable to the Fund's Board of Directors for nomination, appointment, or election as officers of the Fund, who will be responsible for the management of certain of the Fund's affairs as determined by the Fund's Board of Directors;

      (n) advise the Fund and its Board of Directors on matters concerning the Fund and its affairs;

      (o) obtain and keep in effect fidelity bonds and directors and officers/errors and omissions insurance policies for the Fund in accordance with the requirements of Rules 17g-1 and 17d-1(7) under the 1940 Act as such bonds and policies are approved by the Fund's Board of Directors;

      (p) monitor and advise the Fund and the Portfolios on their registered investment company status under the Internal Revenue Code of 1986, as amended;

      (q) perform all administrative services and functions required for the operation of the Fund and each Portfolio to the extent such administrative services and functions are not provided to the Fund or such Portfolio pursuant to the Fund's or such Portfolio's investment advisory agreement, distribution agreement and custodian agreement;

      (r) furnish advice and recommendations with respect to other aspects of the business and affairs of the Portfolios as the Fund and the Administrator shall determine desirable; and

      (s) prepare and file with the SEC the semi-annual reports for the Fund on Form N-SAR and all required notices pursuant to Rule 24f-2.

Also, the Administrator will perform other services for the Fund as agreed from time to time at the request of the Board of Directors, including, but not limited to, performing internal audit examinations; mailing annual reports of the Portfolios; preparing a list of shareholders; and mailing notices of shareholders' meetings, proxies and proxy statements, for all of which the Fund will pay the Administrator's out-of-pocket expenses.

            (B) Transfer Agency and Dividend Disbursing Services. The Administrator agrees to perform the usual and ordinary services of transfer agent and dividend disbursing agent including, without limitation, the following: maintaining all shareholder accounts; preparing shareholder meeting lists; mailing shareholder reports and prospectuses; tracking shareholder accounts for Blue Sky and Rule 12b-1 purposes; withholding taxes on non-resident alien and foreign corporation accounts; preparing and mailing checks for disbursement of income dividends and capital gains distributions; preparing and filing U.S. Treasury Department Form 1099 for all shareholders; preparing and mailing confirmation forms to shareholders and dealers with respect to all purchases, exchanges and liquidations of Fund shares and other transactions in shareholder accounts for which confirmations are required; recording reinvestments of dividends and distributions in Fund shares; recording redemptions and Fund shares; and preparing and mailing checks for payments upon redemption and for disbursements to withdrawal plan holders. The Administrator has and will maintain all registrations required under applicable law in order for it to perform such transfer agency services and maintains and will maintain such records as are required under applicable law in connection with the provision of such services.

            (C) Shareholder Services. The Administrator may provide the Fund with other services to shareholders not otherwise the subject of this Article 2. These shareholder services may include personal services provided to shareholders, such as answering shareholder inquiries regarding a Portfolio and providing reports and other information and services related to the maintenance of shareholder accounts. The Fund hereby also authorizes the Administrator to contract with qualifying broker-dealers, financial institutions and other such entities for the provision of such services to Fund shareholders. Any such arrangements shall be outside any shareholder servicing plans or agreements entered into by the Fund, and the Administrator shall pay the amounts due to such qualifying broker-dealers, financial institutions and other entities under any such arrangements from the Administrator's own resources.

            ARTICLE 3. Allocation of Charges and Expenses.

            (A) The Administrator. The Administrator shall furnish at its own expense the executive, supervisory and clerical personnel necessary to perform its obligations under this Agreement. The Administrator shall also provide the items which it is obligated to provide under this Agreement, and shall pay all compensation, if any, of officers of the Fund as well as all Directors of the Fund who are officers or employees of the Administrator or any affiliated corporation of the Administrator; provided, however, that unless otherwise specifically provided, the Administrator shall not be obligated to pay the compensation of any employee of the Fund retained by the Directors of the Fund to perform services on behalf of the Fund.

            (B) The Fund. The Fund assumes and shall pay or cause to be paid all other expenses of the Fund not otherwise allocated herein, including, without limitation, organizational costs, taxes, expenses for outside Fund counsel and independent auditing services, the expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, proxy solicitation material and notices to existing shareholders, all expenses incurred in connection with issuing and redeeming shares, the costs of custodial services, reasonable disbursements in connection with providing transfer agency services including, without limitation, postage and telephone communications expense, the cost of initial and ongoing registration of the shares under Federal and state securities laws, fees and out-of-pocket expenses of Directors who are not affiliated officers or employees of the Administrator or any affiliated corporation of the Administrator, insurance, interest, brokerage costs, dues and other expenses incident to the Fund's membership in the Investment Company Institute and other like associations, shareholder meetings, corporate reports and reports and notices to shareholders, litigation and other extraordinary or nonrecurring expenses, and all fees and charges of investment advisers to the Fund. The Administrator shall provide such information to the Board at such times as the Board may reasonably request to enable the Board to monitor such Fund expenses.

            ARTICLE 4. Compensation of the Administrator.

            (A) Administration Fee. For the services to be rendered, the facilities furnished and the expenses assumed by the Administrator pursuant to this Agreement, the Fund shall pay to the Administrator compensation at an annual rate specified in the Schedule. Such compensation shall be calculated and accrued daily, and paid to the Administrator monthly. The Fund shall also reimburse the Administrator for its reasonable out-of-pocket expenses including the travel and lodging expenses incurred by officers and employees of the Administrator in connection with attendance at Board meetings.

            If this Agreement becomes effective subsequent to the first day of a month or terminates before the last day of a month, the Administrator's compensation for that part of the month in which this Agreement is in effect shall be prorated in a manner consistent with the calculation of the fees as set forth above. Payment of the Administrator's compensation for the preceding month shall be made promptly.

            (B) Compensation from Transactions. The Fund hereby authorizes any entity or person associated with the Administrator which is a member of a national securities exchange to effect any transaction on the exchange for the account of the Fund which is permitted by Section 11(a) of the Securities Exchange Act of 1934 and Rule 11a2-2(T) thereunder, and the Fund hereby consents to the retention of compensation for such transactions in accordance with Rule 11a2-2(T)(a)(2)(iv).

            (C) Survival of Compensation Rates. All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

            ARTICLE 5. Limitation of Liability of the Administrator. The duties of the Administrator shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Administrator hereunder. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties hereunder, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder, except as may otherwise be provided under provisions of applicable law which cannot be waived or modified hereby. (As used in this Article 5, the term "Administrator" shall include directors, officers, employees and other corporate agents of the Administrator as well as that corporation itself.)

            So long as the Administrator acts in good faith and with due diligence and without negligence, the Fund assumes full responsibility and shall indemnify the Administrator and hold it harmless from and against any and all actions, suits and claims, whether groundless or otherwise, and from and against any and all losses, damages, costs, charges, reasonable counsel fees and disbursements, payments, expenses and liabilities (including reasonable investigation expenses) arising directly or indirectly out of said administration, transfer agency, and dividend disbursing relationships to the Fund or any other service rendered to the Fund hereunder. The indemnity and defense provisions set forth herein shall indefinitely survive the termination of this Agreement.

            The rights hereunder shall include the right to reasonable advances of defense expenses in the event of any pending or threatened litigation with respect to which indemnification hereunder may ultimately be merited; provided, however, that in the event that it is ultimately determined that indemnification is not warranted, any such amounts advanced hereunder shall be repaid. In order that the indemnification provision contained herein shall apply, however, it is understood that if in any case the Fund may be asked to indemnify or hold the Administrator harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the Administrator will use all reasonable care to identify and notify the Fund promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Fund, but failure to do so in good faith shall not affect the rights hereunder.

            The Fund shall be entitled to participate at its own expense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity provision. If the Fund elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Fund and satisfactory to the Administrator, whose approval shall not be unreasonably withheld. In the event that the Fund elects to assume the defense of any suit and retain counsel, the Administrator shall bear the fees and expenses of any additional counsel retained by it. If the Fund does not elect to assume the defense of a suit, it will reimburse the Administrator for the reasonable fees and expenses of any counsel retained by the Administrator.

            The Administrator may apply to the Fund at any time for instructions and may consult outside counsel for the Fund or its own counsel and with accountants and other experts with respect to any matter arising in connection with the Administrator's duties, and the Administrator shall not be liable or accountable for any action taken or omitted by it in good faith in accordance with such instruction or with the opinion of such counsel, accountants or other experts.

            Also, the Administrator shall be protected in acting upon any document which it reasonably believes to be genuine and to have been signed or presented by the proper person or persons.

            ARTICLE 6. Activities of the Administrator. The services of the Administrator rendered to the Fund are not to be deemed to be exclusive. The Administrator is free to render such services to others and to have other businesses and interests. It is understood that directors, officers, employees and shareholders of the Fund are or may be or become interested in the Administrator, as directors, officers, employees and shareholders or otherwise and that directors, officers, employees and shareholders of the Administrator are or may be or become similarly interested in the Fund, and that the Administrator may be or become interested in the Fund as a shareholder or otherwise.

            ARTICLE 7. Duration of this Agreement. The Term of this Agreement shall be as specified in the Schedule.

            This Agreement shall not be assignable by either party without the written consent of the other party.

            ARTICLE 8. Amendments. This Agreement may be amended by the parties hereto only if such amendment is specifically approved (i) by the vote of a majority of the Directors of the Fund, and (ii) by the vote of a majority of the Directors of the Fund who are not parties to this Agreement or interested persons of any such party, cast in person at a Board of Directors meeting called for the purpose of voting on such approval.

            ARTICLE 9. Certain Records. The Administrator shall maintain customary records in connection with its duties as specified in this Agreement. Any records required to be maintained and preserved pursuant to Rules 31a-1 and 31a-2 under the 1940 Act which are prepared or maintained by the Administrator on behalf of the Fund shall be prepared and maintained at the expense of the Administrator, but shall be the property of the Fund and will be made available to or surrendered promptly to the Fund on request.

            In case of any request or demand for the inspection of such records by another party, the Administrator shall notify the Fund and follow the Fund's instructions as to permitting or refusing such inspection; provided that the Administrator may exhibit such records to any person in any case where it is advised by its counsel that it may be held liable for failure to do so, unless (in cases involving potential exposure only to civil liability) the Fund has agreed to indemnify the Administrator against such liability.

            ARTICLE 10. Definitions of Certain Terms. The terms "interested person" and "affiliated person", when used in this Agreement, shall have the respective meanings specified in the 1940 Act and the rules and regulations thereunder, subject to such exemptions as may be granted by the Securities and Exchange Commission.

            ARTICLE 11. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party (a) in the case of notice to the Fund, to the Chair of the Board of Directors of the Fund at the last address furnished by such person or, if the Chair is an affiliated person or interested person of the Administrator, to the Directors of the Fund who are not such affiliated persons or interested persons at the last addresses furnished by such persons, and (b) in the case of notice to the Administrator, to the last address furnished by the Administrator for such purpose.

            ARTICLE 12. Governing Law. This Agreement shall be construed in accordance with the laws of the State of Minnesota and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Minnesota, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

            ARTICLE 13. Multiple Originals. This Agreement may be executed in two or more counterparts, each of which when so executed shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

            IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement as of the day and year first above written.

                                       FIRST AMERICAN FUNDS, INC.


                                       By
                                          --------------------------------------
                                          Its
                                              ----------------------------------

                                       U.S. BANK NATIONAL ASSOCIATION


                                       By
                                          --------------------------------------
                                          Its
                                              ----------------------------------

                                 SCHEDULE TO THE
                            ADMINISTRATION AGREEMENT
                           DATED AS OF JANUARY 1, 2000
                                     BETWEEN
                           FIRST AMERICAN FUNDS, INC.
                                       AND
                         U.S. BANK NATIONAL ASSOCIATION

Portfolios:       This Agreement shall apply to all Portfolios of First American
                  Funds, Inc., either now or hereafter created (collectively, the "Portfolios").

Fees: Pursuant to Article 4, the Fund shall pay the Administrator compensation for services rendered to the Portfolios at an annual rate, which is calculated daily and paid monthly, equal to such Portfolio's pro rata share of an amount equal to (i) .07% of the aggregate average daily net assets of all mutual funds in the First American family of funds ("First American Fund Family") up to $8 billion, and (ii) .055% of the aggregate average daily net assets of the First American Fund Family in excess of $8 billion. For the purposes of this provision, the First American Fund Family includes all series of First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc.

                  In addition, the Fund shall pay the Administrator the following fees for transfer agency and dividend disbursing services:

                  Annual CUSIP Fee:                    $18,500/CUSIP/year

                  Open Account Fee:
                   * Internal Accounts                 $9.00/account/year
                   * Third Party/External Accounts     $15.00/account/year
                   * IRA Accounts                      $15.00/account/year
                   * Certificate Processing                   N/A

                  Closed Account Fee:
                   * Internal Accounts                        N/A
                   * Third Party/External Accounts     $3.50/account/year

Term: Pursuant to Article 7, the term of this Agreement, unless sooner terminated as specified under the heading "Termination" below, shall commence on January 1, 2000 and shall remain in effect through December 31, 2002 ("Initial Term") and the Initial Term shall be automatically extended on January 1, 2002 for one successive two-year period (i.e., through December 31, 2004) if the Administrator has met or exceeded the written service level standards set forth on Exhibit A to this Agreement (the "Service Standards") on no less than 90% of such Service Standards on a cumulative basis during the period commencing January 1, 2000 and ending on December 31, 2001. The Initial Term (as extended) shall thereafter be automatically extended on January 1 of each year commencing with January 1, 2004, (the "Extension Date") for successive one-year periods (e.g., in the instance where the Extension Date is January 1, 2004, through December 31, 2005) if the Administrator has met or exceeded at least 90% of the Service Standards on a cumulative basis during the prior two-year period ending on the applicable Extension Date. Calculation of compliance with the Service Standards will be measured monthly, and reported to the Board of Directors of First American Funds, Inc. quarterly, as a fraction, the numerator of which is the number of Service Standard events that were met in such month and the denominator of which is the number of Service Standard events to be completed for such month ("Service Level Percentage"). The Administrator will calculate the compliance percentage, and Ernst & Young will review such calculation, on a quarterly basis. Any disagreements will be reported to the Board of Directors of the First American Funds, Inc. for resolution, in the Board's good faith judgment.

Termination:      The Administration Agreement will be terminable by the
                  Portfolios by delivery to the Administrator of written notice:
                  (i) for any reason on six months prior written notice to the Administrator; (ii) in the event of the Administrator's bankruptcy or insolvency; (iii) in the event of a conviction of the Administrator for corporate criminal activity; (iv) if in any consecutive six-month period the average cumulative
                  Service Level Percentage is less than 50%; or (v) if the Administrator has materially failed to perform its responsibilities as administrator under this Agreement, and such material failure has not been cured within 45 days after written notice is received by the Administrator specifying the nature of the failure. The Administration Agreement will be terminable by the Administrator by delivery to the Portfolios of written notice of termination delivered no less than 180 days prior to the end of the Initial Term (as extended if applicable).


Agreed to and accepted                    Agreed to and accepted
FIRST AMERICAN FUNDS, INC.                U.S. BANK NATIONAL ASSOCIATION


By                                        By
  ------------------------------------      ------------------------------------
   Its                                       Its
      --------------------------------          --------------------------------
       Date                                      Date
           ---------------------------               ---------------------------

                                    EXHIBIT A
                                     TO THE
                            ADMINISTRATION AGREEMENTS
                           DATED AS OF JANUARY 1, 2000
                                     BETWEEN
                         U.S. BANK NATIONAL ASSOCIATION
                                       AND

FIRST AMERICAN FUNDS, INC.                     AMERICAN MUNICIPAL INCOME PORTFOLIO INC
FIRST AMERICAN INVESTMENT FUNDS, INC.          MINNESOTA MUNICIPAL INCOME PORTFOLIO INC
FIRST AMERICAN STRATEGY FUNDS, INC.            AMERICAN MUNICIPAL TERM TRUST INC
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.      AMERICAN MUNICIPAL TERM TRUST INC II
AMERICAN STRATEGIC INCOME PORTFOLIO INC        AMERICAN MUNICIPAL TERM TRUST INC III
AMERICAN STRATEGIC INCOME PORTFOLIO INC II     MINNESOTA MUNICIPAL TERM TRUST INC
AMERICAN STRATEGIC INCOME PORTFOLIO INC III    MINNESOTA MUNICIPAL TERM TRUST INC II
                          AMERICAN SELECT PORTFOLIO INC

            The following Exhibit sets forth the service standards for U.S. Bank National Association under its Administration Agreement with the Funds listed above. This Exhibit is intended to be modified by written agreement of the Funds and U.S. Bank.

           CUMULATIVE MEASUREMENT OF FIRST AMERICAN SERVICE STANDARDS

------------------------------------------------------------------------------------------------------------------------------------

                                           SERVICE              TOTAL           TOTAL      JAN     FEB    MAR   APRIL    MAY   JUNE
                 TASK                     STANDARD       POSSIBILITIES-1/00   SUCCESSES    2000   2000   2000   2000    2000   2000
                                                                THRU          1/00 THRU
------------------------------------------------------------------------------------------------------------------------------------
                                                          Measurement                         Success rate per task, per month:
                                                            period                                   1st column = success
                                                                                                    2nd column = total task
------------------------------------------------------------------------------------------------------------------------------------
Abandon rate on inbound calls            2% or less        Monthly
------------------------------------------------------------------------------------------------------------------------------------
Average speed to answer                 20 seconds or      Monthly
                                            less
------------------------------------------------------------------------------------------------------------------------------------
Monitoring of calls by supervisor       1 per rep/per      Monthly
                                            week
------------------------------------------------------------------------------------------------------------------------------------
Annual shopping of investor and         Satisfactory        1/yr.
broker support phone lines                 rating
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value pricing                98% or greater       Each
                                                         business day
------------------------------------------------------------------------------------------------------------------------------------
% of prices reported to                98% or greater    Avg/monthly
NASDAQ timely
------------------------------------------------------------------------------------------------------------------------------------
TOTAL TASKS
------------------------------------------------------------------------------------------------------------------------------------
Overall performance percentage
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Monthly percentage
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Exhibit (j)(3)



               CONSENT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


We consent to the references to our firm under the captions "Financial Highlights" in the Prospectuses and "Administrator; Custodian; Counsel; Auditors" in the Statement of Additional Information and to the incorporation by reference in this Post-Effective Amendment Number 32 to the Registration Statement (Form N-1A) (Nos. 2-74747/811-3313) of First American Funds, Inc. of our report dated November 2, 1999, included in the 1999 Annual Report to shareholders.

                                   /s/ Ernst & Young LLP


Minneapolis, Minnesota
November 22, 1999

                                                                  Exhibit (j)(4)

                         Independent Auditors' Consent



The Board of Directors
First American Funds, Inc.:


We consent to the use of our report dated November 13, 1998, included herein, and to the reference to our Firm under the heading "Administrator; Custodian; Counsel; Auditors" in Part B of the Registration Statement.


                                          KPMG LLP


Minneapolis, Minnesota
November 22, 1999

The Board of Directors and Shareholders
First American Funds, Inc.


We have audited the statements of changes in net assets of Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund for the year ended September 30, 1998 and of Tax Free Obligations Fund for the periods from December 1, 1997 to September 30, 1998 and August 1, 1997 to November 30, 1997 and the financial highlights of Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund for each of the years in the four-year period ended September 30, 1998 and of Tax Free Obligations Fund for the periods from December 1, 1997 to September 30, 1998 and August 1, 1997 to November 30, 1997. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of and the financial highlights referred to above present fairly, in all material respects, the changes in net assets and the financial highlights of the Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and Tax Free Obligations Fund for each of the periods described above, in conformity with generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
November 13, 1998